Quarterly Holdings Report
for
Fidelity® Global ex U.S. Index Fund
July 31, 2026
GUX-NPRT3-0926
1.929356.114
Common Stocks - 98.1%
	Shares	Value ($)
AUSTRALIA - 4.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telstra Group Ltd	2,085,643	7,363,101
Interactive Media & Services - 0.0%
CAR Group Ltd	187,824	3,429,457
REA Group Ltd	27,594	3,116,314
		6,545,771
TOTAL COMMUNICATION SERVICES		13,908,872
Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Wesfarmers Ltd	599,703	37,562,602
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	287,230	12,909,572
Lottery Corp/The	1,168,595	4,578,541
		17,488,113
TOTAL CONSUMER DISCRETIONARY		55,050,715
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	710,928	12,009,694
Woolworths Group Ltd	645,630	18,016,715
TOTAL CONSUMER STAPLES		30,026,409
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Santos Ltd	1,721,182	9,559,015
Woodside Energy Group Ltd	1,005,277	23,528,451
TOTAL ENERGY		33,087,466
Financials - 1.6%
Banks - 1.3%
ANZ Group Holdings Ltd	1,592,557	41,621,607
Commonwealth Bank of Australia	884,211	110,530,646
National Australia Bank Ltd	1,639,824	47,482,681
Westpac Banking Corp	1,806,802	47,911,475
		247,546,409
Capital Markets - 0.2%
ASX Ltd	102,390	3,949,564
Macquarie Group Ltd	192,567	34,184,271
		38,133,835
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd	179,866	5,837,523
Insurance - 0.1%
Insurance Australia Group Ltd	1,184,112	7,055,167
Medibank Pvt Ltd	1,443,852	5,233,591
QBE Insurance Group Ltd	794,326	13,777,398
Suncorp Group Ltd	574,509	7,729,877
		33,796,033
TOTAL FINANCIALS		325,313,800
Health Care - 0.2%
Biotechnology - 0.2%
CSL Ltd	256,651	22,190,110
Health Care Equipment & Supplies - 0.0%
Cochlear Ltd	34,336	2,877,649
Health Care Providers & Services - 0.0%
Sigma Healthcare Ltd	2,721,714	5,612,165
Sonic Healthcare Ltd	237,090	3,628,544
		9,240,709
Health Care Technology - 0.0%
Pro Medicus Ltd	30,151	3,429,945
TOTAL HEALTH CARE		37,738,413
Industrials - 0.2%
Commercial Services & Supplies - 0.0%
Brambles Ltd	714,963	9,814,801
Passenger Airlines - 0.0%
Qantas Airways Ltd	384,403	2,675,066
Professional Services - 0.0%
Computershare Ltd	272,977	7,843,474
Trading Companies & Distributors - 0.0%
SGH Ltd	106,503	3,293,683
Transportation Infrastructure - 0.2%
Transurban Group unit	1,645,449	17,087,593
TOTAL INDUSTRIALS		40,714,617
Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	101,985	2,628,656
Materials - 1.5%
Metals & Mining - 1.5%
Anglogold Ashanti Plc (South Africa)	267,035	20,193,945
BHP Group Ltd	2,684,498	113,153,089
Evolution Mining Ltd	1,076,508	8,535,984
Fortescue Ltd	854,505	11,088,278
Glencore PLC	4,959,264	36,526,708
Lynas Rare Earths Ltd (b)	473,929	4,651,504
Northern Star Resources Ltd	719,340	9,969,198
PLS Group Ltd (b)	1,644,885	4,779,426
Rio Tinto Ltd	196,395	23,406,700
Rio Tinto PLC	563,441	54,749,370
South32 Ltd	2,381,141	7,591,325
TOTAL MATERIALS		294,645,527
Real Estate - 0.2%
Diversified REITs - 0.0%
Stockland unit	1,258,641	3,767,581
Industrial REITs - 0.1%
Goodman Group unit	1,055,928	21,983,296
Retail REITs - 0.1%
Scentre Group unit	2,734,121	7,506,572
Vicinity Ltd unit	2,047,235	3,847,464
		11,354,036
TOTAL REAL ESTATE		37,104,913
Utilities - 0.0%
Electric Utilities - 0.0%
Origin Energy Ltd	901,753	6,803,206
Gas Utilities - 0.0%
Apa Group unit	703,272	5,030,794
TOTAL UTILITIES		11,834,000
TOTAL AUSTRALIA		882,053,388
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	77,776	5,663,759
Financials - 0.2%
Banks - 0.2%
BAWAG Group AG (c)(d)	38,668	7,812,169
Erste Group Bank AG	162,633	21,154,540
Raiffeisen Bank International AG	69,531	4,762,672
TOTAL FINANCIALS		33,729,381
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	35,627	2,446,509
TOTAL AUSTRIA		41,839,649
BELGIUM - 0.5%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	11,273	2,332,103
Consumer Staples - 0.2%
Beverages - 0.2%
Anheuser-Busch InBev SA/NV	474,270	41,192,242
Food Products - 0.0%
Lotus Bakeries NV	214	2,749,063
TOTAL CONSUMER STAPLES		43,941,305
Financials - 0.2%
Banks - 0.2%
KBC Group NV	121,128	17,410,957
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	38,881	3,503,904
Sofina SA	8,375	2,373,846
		5,877,750
Insurance - 0.0%
Ageas SA/NV	78,415	6,501,504
TOTAL FINANCIALS		29,790,211
Health Care - 0.1%
Pharmaceuticals - 0.1%
Financiere de Tubize SA	10,528	2,355,230
UCB SA	64,260	16,517,207
TOTAL HEALTH CARE		18,872,437
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	36,653	3,248,173
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	22,838	3,284,054
TOTAL BELGIUM		101,468,283
BRAZIL - 1.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	369,300	2,377,175
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	439,700	1,685,366
TOTAL COMMUNICATION SERVICES		4,062,541
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Ultrapar Participacoes SA	382,700	2,495,139
Vibra Energia SA	566,989	4,032,225
TOTAL CONSUMER DISCRETIONARY		6,527,364
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	2,295,100	7,239,606
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	691,785	2,521,959
Food Products - 0.0%
MBRF Global Foods Co SA	292,800	1,013,131
TOTAL CONSUMER STAPLES		10,774,696
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA - Petrobras	1,977,509	19,130,829
Petroleo Brasileiro SA - Petrobras (PN)	2,290,300	19,617,653
PRIO SA/Brazil (b)	434,900	5,220,533
TOTAL ENERGY		43,969,015
Financials - 0.6%
Banks - 0.5%
Banco Bradesco SA	971,015	3,062,945
Banco Bradesco SA (PN)	2,692,344	9,788,604
Banco do Brasil SA	896,000	3,773,729
Itau Unibanco Holding SA	2,810,147	23,776,610
Itau Unibanco Holding SA	311,000	2,800,083
Itausa SA	3,136,333	8,550,570
NU Holdings Ltd/Cayman Islands Class A (b)	1,930,061	27,657,775
		79,410,316
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	2,686,798	8,337,361
Banco BTG Pactual SA unit	632,700	7,089,425
XP Inc Class A	208,644	3,559,467
		18,986,253
Financial Services - 0.0%
StoneCo Ltd Class A	102,225	1,162,809
Insurance - 0.0%
BB Seguridade Participacoes SA	327,900	2,668,920
Caixa Seguridade Participacoes S/A	307,800	1,229,585
Porto Seguro SA	98,200	1,059,652
		4,958,157
TOTAL FINANCIALS		104,517,535
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Rede D'Or Sao Luiz SA (c)(d)	356,792	2,438,136
Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA	353,700	6,062,751
Electrical Equipment - 0.1%
WEG SA	780,700	7,269,274
Ground Transportation - 0.0%
Localiza Rent a Car SA	437,342	3,244,811
Rumo SA	631,000	1,797,469
		5,042,280
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	554,600	1,614,845
TOTAL INDUSTRIALS		19,989,150
Materials - 0.3%
Chemicals - 0.0%
Yara International ASA	84,918	4,002,413
Containers & Packaging - 0.0%
Klabin SA	90,201	64,771
Klabin SA unit	397,768	1,432,048
		1,496,819
Metals & Mining - 0.3%
Gerdau SA	670,248	3,302,880
Vale SA	1,876,886	28,243,170
Wheaton Precious Metals Corp	240,485	26,157,686
		57,703,736
Paper & Forest Products - 0.0%
Suzano SA	312,438	2,670,036
TOTAL MATERIALS		65,873,004
Utilities - 0.2%
Electric Utilities - 0.2%
Axia Energia SA	679,337	7,078,620
Axia Energia SA Series C	198,246	2,034,024
Cia Energetica de Minas Gerais	963,726	2,155,914
Cia Paranaense de Energia - Copel	1,034,900	3,027,641
CPFL Energia SA	99,600	906,571
Energisa S/A unit	159,670	1,568,934
Equatorial SA	559,262	4,265,226
		21,036,930
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (b)	488,100	2,533,346
Engie Brasil Energia SA	174,010	1,022,952
		3,556,298
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,257,882	6,873,604
TOTAL UTILITIES		31,466,832
TOTAL BRAZIL		289,618,273
CANADA - 7.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BCE Inc	166,093	3,603,016
TELUS Corp	267,617	2,554,279
		6,157,295
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	193,158	6,539,415
TOTAL COMMUNICATION SERVICES		12,696,710
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Magna International Inc	137,905	9,457,636
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A	25,021	3,651,815
Dollarama Inc	144,254	19,651,308
		23,303,123
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	165,188	12,217,207
Restaurant Brands International Inc (United States)	5,148	381,055
		12,598,262
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	92,334	5,111,188
TOTAL CONSUMER DISCRETIONARY		50,470,209
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	363,962	23,628,907
Empire Co Ltd Class A	59,766	2,187,533
George Weston Ltd	80,072	5,984,337
Loblaw Cos Ltd	292,797	13,745,387
Metro Inc/CN	101,049	6,716,657
		52,262,821
Food Products - 0.0%
Saputo Inc	127,624	3,589,695
TOTAL CONSUMER STAPLES		55,852,516
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
ARC Resources Ltd	300,149	7,179,082
Cameco Corp	230,443	19,887,288
Canadian Natural Resources Ltd	1,103,166	52,551,575
Cenovus Energy Inc	697,411	21,029,042
Enbridge Inc (e)	1,152,661	62,720,678
Imperial Oil Ltd	76,922	9,972,945
Keyera Corp	150,176	6,380,485
Pembina Pipeline Corp	307,957	15,056,798
Suncor Energy Inc	627,657	42,149,752
TC Energy Corp	550,325	37,058,658
Tourmaline Oil Corp	196,042	8,657,817
Whitecap Resources Inc	637,860	7,525,915
TOTAL ENERGY		290,170,035
Financials - 3.4%
Banks - 2.4%
Bank of Montreal	363,531	65,211,785
Bank of Nova Scotia/The	650,992	57,104,887
Canadian Imperial Bank of Commerce	484,962	57,440,590
National Bank of Canada	204,608	33,095,455
Royal Bank of Canada	738,008	154,466,546
Toronto Dominion Bank	874,544	104,831,739
		472,151,002
Capital Markets - 0.3%
Brookfield Asset Management Ltd Class A	173,770	8,405,567
Brookfield Corp Class A	1,055,501	44,859,828
IGM Financial Inc	43,338	2,694,539
TMX Group Ltd	145,334	5,312,205
		61,272,139
Insurance - 0.7%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	10,007	16,757,879
Great-West Lifeco Inc	131,080	8,690,356
iA Financial Corp Inc	47,765	7,062,275
Intact Financial Corp	93,938	18,444,509
Manulife Financial Corp	885,907	39,345,558
Power Corp of Canada Subordinate Voting Shares	282,955	19,336,654
Sun Life Financial Inc	292,769	24,290,732
		133,927,963
TOTAL FINANCIALS		667,351,104
Industrials - 0.7%
Aerospace & Defense - 0.1%
Bombardier Inc Class B (b)	44,228	10,655,608
CAE Inc (b)	154,185	3,977,123
		14,632,731
Commercial Services & Supplies - 0.1%
Element Fleet Management Corp	209,373	4,698,701
RB Global Inc	98,672	10,822,704
		15,521,405
Construction & Engineering - 0.1%
AtkinsRealis Group Inc	85,755	5,315,299
Stantec Inc	59,871	4,225,158
WSP Global Inc	71,459	8,730,451
		18,270,908
Ground Transportation - 0.4%
Canadian National Railway Co	273,414	34,765,522
Canadian Pacific Kansas City Ltd	471,664	41,895,782
TFI International Inc	40,893	5,524,646
		82,185,950
Professional Services - 0.0%
Thomson Reuters Corp	69,390	6,807,085
Trading Companies & Distributors - 0.0%
Toromont Industries Ltd	43,230	6,502,771
TOTAL INDUSTRIALS		143,920,850
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	60,826	20,127,229
IT Services - 0.5%
CGI Inc Class A	99,804	7,305,267
Shopify Inc Class A (b)	647,959	75,886,799
		83,192,066
Software - 0.1%
Constellation Software Inc/Canada	10,649	22,811,885
Constellation Software Inc/Canada warrants 3/31/2040 (b)(f)	7,326	0
Descartes Systems Group Inc/The (b)	45,323	3,403,791
		26,215,676
TOTAL INFORMATION TECHNOLOGY		129,534,971
Materials - 0.9%
Chemicals - 0.1%
Nutrien Ltd	254,650	17,576,726
Containers & Packaging - 0.0%
CCL Industries Inc Class B	77,696	5,151,652
Metals & Mining - 0.8%
Agnico Eagle Mines Ltd/CA	269,176	39,078,860
Alamos Gold Inc Class A	223,442	6,209,866
Barrick Mining Corp	886,198	32,524,797
Equinox Gold Corp	570,078	5,107,665
Franco-Nevada Corp	102,097	21,720,875
Kinross Gold Corp	635,505	14,651,726
Lundin Gold Inc	50,300	2,816,312
Pan American Silver Corp	224,018	9,645,630
Teck Resources Ltd Class B	242,563	14,596,865
		146,352,596
TOTAL MATERIALS		169,080,974
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
FirstService Corp Subordinate Voting Shares	21,632	3,047,166
Utilities - 0.1%
Electric Utilities - 0.1%
Emera Inc	160,964	8,601,358
Fortis Inc/Canada	268,481	15,283,221
Hydro One Ltd (c)(d)	172,984	7,206,381
		31,090,960
Gas Utilities - 0.0%
AltaGas Ltd	163,210	6,494,171
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A	73,029	2,436,992
Multi-Utilities - 0.0%
Canadian Utilities Ltd Class A	68,904	2,738,760
TOTAL UTILITIES		42,760,883
TOTAL CANADA		1,564,885,418
CHILE - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	361,471	2,416,675
Specialty Retail - 0.0%
Empresas Copec SA	205,233	1,401,699
TOTAL CONSUMER DISCRETIONARY		3,818,374
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	654,087	1,375,289
Financials - 0.1%
Banks - 0.1%
Banco de Chile	23,835,228	4,965,982
Banco de Credito e Inversiones SA	39,912	2,871,861
Banco Santander Chile	34,729,429	3,025,261
TOTAL FINANCIALS		10,863,104
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	179,928,151	4,787,763
Materials - 0.1%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B	76,480	5,157,619
Metals & Mining - 0.1%
Antofagasta PLC	182,540	8,991,968
Lundin Mining Corp	361,919	8,961,165
		17,953,133
TOTAL MATERIALS		23,110,752
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Plaza SA	394,256	1,598,608
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Chile SA	12,944,051	1,141,470
TOTAL CHILE		46,695,360
CHINA - 7.1%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (c)(d)	2,331,700	2,982,117
Entertainment - 0.2%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	65,500	192,570
Beijing Enlight Media Co Ltd A Shares (China)	85,700	151,127
China Ruyi Holdings Ltd (b)(e)	6,016,000	1,104,641
Giant Network Group Co Ltd A Shares (China)	55,900	242,851
Kingnet Network Co Ltd A Shares (China)	60,900	154,824
Kingsoft Corp Ltd	535,600	1,827,585
Mango Excellent Media Co Ltd A Shares (China)	53,400	129,401
Netease Inc	928,895	24,714,383
Tencent Music Entertainment Group Class A ADR	301,323	2,847,502
Zhejiang Century Huatong Group Co Ltd A Shares (China)	215,800	432,627
		31,797,511
Interactive Media & Services - 1.1%
Baidu Inc A Shares (b)	1,107,344	15,339,597
Bilibili Inc Z Shares (b)	133,871	2,548,315
Kuaishou Technology B Shares (c)(d)	1,514,600	8,439,766
Kunlun Tech Co Ltd A Shares (China) (b)	36,700	234,208
Tencent Holdings Ltd	3,255,900	198,945,212
		225,507,098
Media - 0.0%
Bluefocus Intelligent Communications Group Co Ltd A Shares (China)	105,300	223,719
Focus Media Information Technology Co Ltd A Shares (China)	411,540	342,627
Leo Group Co Ltd A Shares (China)	197,900	135,801
		702,147
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	997,100	658,255
TOTAL COMMUNICATION SERVICES		261,647,128
Consumer Discretionary - 2.0%
Automobile Components - 0.0%
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares (China)	8,100	118,877
Fuyao Glass Industry Group Co Ltd A Shares (China)	89,300	788,686
Fuyao Glass Industry Group Co Ltd H Shares (c)(d)	298,000	2,257,116
Hesai Group B Shares (e)	480,480	1,015,490
Huayu Automotive Systems Co Ltd A Shares (China)	101,331	252,851
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	16,800	229,711
Ningbo Tuopu Group Co Ltd A Shares (China)	52,305	360,750
Sailun Group Co Ltd A Shares (China)	89,500	187,672
Shenzhen Kedali Industry Co Ltd A Shares (China)	9,900	266,443
Wanxiang Qianchao Co Ltd A Shares (China)	96,600	160,353
		5,637,949
Automobiles - 0.3%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China) (b)	67,300	261,771
BAIC BluePark New Energy Technology Co Ltd A Shares (China) (b)	174,400	155,573
BYD Co Ltd A Shares (China)	211,400	2,997,798
BYD Co Ltd H Shares	1,902,200	22,740,496
Chongqing Afari Technology Co Ltd A Shares (China) (b)	127,000	156,609
Chongqing Changan Automobile Co Ltd A Shares (China)	239,290	278,976
Geely Automobile Holdings Ltd	3,453,000	8,717,918
Great Wall Motor Co Ltd A Shares (China)	10,900	27,133
Great Wall Motor Co Ltd H Shares	1,160,500	1,343,637
Guangzhou Automobile Group Co Ltd A Shares (China) (b)	73,500	60,082
Guangzhou Automobile Group Co Ltd H Shares (b)(e)	276,000	82,704
Li Auto Inc A Shares (b)(e)	638,864	4,351,077
NIO Inc A Shares (b)	931,496	4,570,703
SAIC Motor Corp Ltd A Shares (China)	301,800	505,943
Seres Group Co Ltd A Shares (China)	47,100	434,645
XPeng Inc A Shares (b)	671,226	4,353,773
Yadea Group Holdings Ltd (c)(d)(e)	622,516	851,729
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	263,100	1,340,594
		53,231,161
Broadline Retail - 1.2%
Alibaba Group Holding Ltd	8,849,812	134,812,755
CCOOP Group Co Ltd A Shares (China) (b)	500,700	105,239
JD.com Inc A Shares	1,213,267	19,958,210
MINISO Group Holding Ltd A Shares	245,820	802,640
PDD Holdings Inc Class A ADR (b)	300,689	26,629,018
Prosus NV Class N	691,664	32,143,570
Vipshop Holdings Ltd Class A ADR	145,336	2,229,454
		216,680,886
Distributors - 0.0%
Zhejiang China Commodities City Group Co Ltd A Shares (China)	154,800	293,600
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc	663,610	3,891,611
TAL Education Group Class A ADR (b)	175,559	2,194,488
		6,086,099
Hotels, Restaurants & Leisure - 0.4%
H World Group Ltd ADR	96,495	4,119,372
Haidilao International Holding Ltd (c)(d)(e)	863,000	1,308,409
Meituan B Shares (b)(c)(d)	2,664,710	31,460,843
Tongcheng Travel Holdings Ltd (c)(e)	658,400	1,198,862
Trip.com Group Ltd (b)	311,655	14,601,192
Yum China Holdings Inc (Hong Kong)	178,030	8,462,917
		61,151,595
Household Durables - 0.0%
Ecovacs Robotics Co Ltd A Shares (China)	16,900	151,937
Gree Electric Appliances Inc of Zhuhai A Shares (China)	103,200	646,536
Haier Smart Home Co Ltd A Shares (China)	218,529	749,775
Haier Smart Home Co Ltd H Shares	1,194,600	3,443,836
Midea Group Co Ltd A Shares (China)	112,500	1,459,366
Midea Group Co Ltd H Shares (e)	218,200	2,764,546
Sichuan Changhong Electric Co Ltd A Shares (China) (b)	129,900	133,441
		9,349,437
Specialty Retail - 0.0%
China Tourism Group Duty Free Corp Ltd A Shares (China)	56,900	489,511
Chow Tai Fook Jewellery Group Ltd (e)	845,400	1,333,469
Pop Mart International Group Ltd (c)(d)(e)	267,400	5,544,124
		7,367,104
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	671,600	6,761,045
Bosideng International Holdings Ltd	2,422,000	1,525,640
Laopu Gold Co Ltd H Shares (e)	20,700	857,309
Li Ning Co Ltd	1,229,500	2,375,156
Shenzhou International Group Holdings Ltd	438,400	2,492,078
		14,011,228
TOTAL CONSUMER DISCRETIONARY		373,809,059
Consumer Staples - 0.2%
Beverages - 0.1%
Anhui Gujing Distillery Co Ltd B Shares	26,502	214,292
China Resources Beer Holdings Co Ltd	864,662	2,608,843
Eastroc Beverage Group Co Ltd A Shares (China)	21,073	424,062
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	48,000	304,840
Kweichow Moutai Co Ltd A Shares (China)	41,300	8,253,211
Luzhou Laojiao Co Ltd A Shares (China)	42,700	574,565
Nongfu Spring Co Ltd H Shares (c)(d)	941,400	5,255,342
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	35,120	661,046
Tsingtao Brewery Co Ltd A Shares (China)	37,900	314,360
Tsingtao Brewery Co Ltd H Shares	304,000	1,806,386
Wuliangye Yibin Co Ltd A Shares (China)	118,000	1,362,381
		21,779,328
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)(e)	2,868,000	1,312,879
JD Health International Inc (b)(c)(d)	545,250	2,739,321
Yonghui Superstores Co Ltd A Shares (China) (b)	279,700	136,143
		4,188,343
Food Products - 0.1%
Angel Yeast Co Ltd A Shares (China)	23,400	145,335
China Feihe Ltd (c)(d)	1,886,000	791,204
China Mengniu Dairy Co Ltd	1,527,000	3,680,034
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	136,777	777,570
Guangdong Haid Group Co Ltd A Shares (China)	46,200	338,555
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	93,600	360,207
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	212,800	853,355
Muyuan Foods Group Co Ltd A Shares (China)	168,340	970,116
New Hope Liuhe Co Ltd A Shares (China) (b)	136,300	141,261
Tingyi Cayman Islands Holding Corp	1,056,000	1,602,367
Want Want China Holdings Ltd	2,251,000	970,160
Wens Foodstuff Group Co Ltd A Shares (China)	185,200	383,035
Wilmar International Ltd	831,893	2,544,014
		13,557,213
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (c)(d)(e)	230,200	903,493
Hengan International Group Co Ltd	323,000	1,019,775
		1,923,268
Tobacco - 0.0%
Smoore International Holdings Ltd (c)(d)(e)	984,000	1,154,341
TOTAL CONSUMER STAPLES		42,602,493
Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	920,000	830,562
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	30,700	612,136
		1,442,698
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares	952,000	1,300,102
China Merchants Energy Shipping Co Ltd A Shares (China)	237,900	589,317
China Petroleum & Chemical Corp A Shares (China)	924,000	721,372
China Petroleum & Chemical Corp H Shares	11,992,000	6,774,019
China Shenhua Energy Co Ltd A Shares (China)	165,600	1,119,368
China Shenhua Energy Co Ltd H Shares	1,802,000	9,986,091
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	45,800	114,155
COSCO SHIPPING Energy Transportation Co Ltd H Shares (e)	758,000	1,344,459
Inner Mongolia Dian Tou Energy Corp Ltd A Shares (China)	113,000	451,414
Inner Mongolia Yitai Coal Co Ltd B Shares	457,600	1,318,352
PetroChina Co Ltd A Shares (China)	803,000	1,321,284
PetroChina Co Ltd H Shares (e)	11,144,000	14,124,677
Shaanxi Coal Industry Co Ltd A Shares (China)	295,600	1,084,366
Shanxi Coking Coal Energy Group Co Ltd A Shares (China)	182,970	176,173
Shanxi Lu'an Environmental Energy Development Co Ltd A Shares (China)	92,900	207,791
Yankuang Energy Group Co Ltd A Shares (China)	173,485	518,775
Yankuang Energy Group Co Ltd H Shares (e)	1,714,500	2,592,825
		43,744,540
TOTAL ENERGY		45,187,238
Financials - 1.5%
Banks - 1.1%
Agricultural Bank of China Ltd A Shares (China)	2,459,200	2,513,183
Agricultural Bank of China Ltd H Shares	14,508,000	11,673,146
Bank of Beijing Co Ltd A Shares (China)	603,516	462,430
Bank of Changsha Co Ltd A Shares (China)	104,200	147,126
Bank of Chengdu Co Ltd A Shares (China)	123,100	334,284
Bank of China Ltd A Shares (China)	1,431,800	1,285,035
Bank of China Ltd H Shares	35,155,000	24,699,588
Bank of Communications Co Ltd A Shares (China)	1,588,500	1,688,451
Bank of Communications Co Ltd H Shares	4,327,000	4,171,187
Bank of Hangzhou Co Ltd A Shares (China)	236,080	575,427
Bank of Jiangsu Co Ltd A Shares (China)	626,430	1,097,292
Bank of Nanjing Co Ltd A Shares (China)	428,300	731,163
Bank of Ningbo Co Ltd A Shares (China)	219,040	1,034,275
Bank of Shanghai Co Ltd A Shares (China)	449,120	628,542
Bank of Suzhou Co Ltd A Shares (China)	113,400	142,704
BOC Hong Kong Holdings Ltd	1,958,149	13,033,686
China CITIC Bank Corp Ltd A Shares (China)	513,100	588,972
China CITIC Bank Corp Ltd H Shares	4,027,000	3,969,284
China Construction Bank Corp A Shares (China)	951,342	1,528,528
China Construction Bank Corp H Shares	44,080,000	51,724,615
China Everbright Bank Co Ltd A Shares (China)	449,200	210,974
China Everbright Bank Co Ltd H Shares (e)	1,429,000	581,265
China Merchants Bank Co Ltd A Shares (China)	650,700	3,817,516
China Merchants Bank Co Ltd H Shares	2,012,251	13,060,234
China Minsheng Banking Corp Ltd A Shares (China)	1,105,100	592,501
China Minsheng Banking Corp Ltd H Shares	3,599,300	1,666,003
China Zheshang Bank Co Ltd A Shares (China)	672,650	301,786
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	308,100	308,318
Chongqing Rural Commercial Bank Co Ltd H Shares	1,104,000	923,472
CNPC Capital Co Ltd A Shares (China)	233,400	248,482
Huaxia Bank Co Ltd A Shares (China)	475,500	486,485
Industrial & Commercial Bank of China Ltd A Shares (China)	2,359,800	2,792,166
Industrial & Commercial Bank of China Ltd H Shares	33,992,000	32,551,250
Industrial Bank Co Ltd A Shares (China)	643,300	1,800,009
Ping An Bank Co Ltd A Shares (China)	677,600	1,167,071
Postal Savings Bank of China Co Ltd A Shares (China)	731,500	556,199
Postal Savings Bank of China Co Ltd H Shares (c)(d)	4,693,000	3,039,942
Shanghai Pudong Development Bank Co Ltd A Shares (China)	1,066,200	1,500,805
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	363,100	461,939
		188,095,335
Capital Markets - 0.1%
Beijing Compass Technology Development Co Ltd A Shares (China)	30,300	369,886
BOC International China Co Ltd A Shares (China)	79,000	138,359
Caitong Securities Co Ltd A Shares (China)	146,470	181,654
Changjiang Securities Co Ltd A Shares (China)	163,600	208,360
China Galaxy Securities Co Ltd A Shares (China)	192,600	360,140
China Galaxy Securities Co Ltd H Shares	1,843,500	1,788,870
China Great Wall Securities Co Ltd A Shares (China)	113,500	139,688
China International Capital Corp Ltd A Shares (China)	67,200	351,388
China International Capital Corp Ltd H Shares (c)(d)	953,600	2,626,461
China Merchants Securities Co Ltd A Shares (China)	264,830	689,345
CITIC Securities Co Ltd A Shares (China)	433,330	1,823,016
CITIC Securities Co Ltd H Shares	782,675	2,726,548
CSC Financial Co Ltd A Shares (China)	134,300	512,738
Dongxing Securities Co Ltd A Shares (China)	92,500	189,347
East Money Information Co Ltd A Shares (China)	485,089	1,447,620
Everbright Securities Co Ltd A Shares (China)	125,300	274,583
Founder Securities Co Ltd A Shares (China)	213,600	224,625
GF Securities Co Ltd A Shares (China)	204,000	644,582
GF Securities Co Ltd H Shares	495,600	1,079,370
Guolian Minsheng Securities Co Ltd A Shares (China)	138,100	184,233
Guosen Securities Co Ltd A Shares (China)	192,500	293,910
Guotai Haitong Securities Co Ltd A Shares (China)	554,766	1,506,523
Guotai Haitong Securities Co Ltd H Shares (c)(d)	1,068,120	2,033,438
Guoyuan Securities Co Ltd A Shares (China)	132,300	143,813
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	22,680	789,196
Huatai Securities Co Ltd A Shares (China)	118,100	342,946
Huatai Securities Co Ltd H Shares (c)(d)	903,600	1,946,063
Industrial Securities Co Ltd A Shares (China)	233,940	209,323
Orient Securities Co Ltd/China A Shares (China)	219,408	298,522
SDIC Capital Co Ltd A Shares (China)	212,000	204,751
Shenwan Hongyuan Group Co Ltd A Shares (China)	670,000	465,200
SooChow Securities Co Ltd A Shares (China)	129,549	155,697
Tianfeng Securities Co Ltd A Shares (China) (b)	266,800	146,682
Zheshang Securities Co Ltd A Shares (China)	151,000	213,713
Zhongtai Securities Co Ltd A Shares (China)	227,700	190,264
		24,900,854
Financial Services - 0.0%
Far East Horizon Ltd	1,293,000	1,134,326
Insurance - 0.3%
China Life Insurance Co Ltd A Shares (China)	104,400	610,187
China Life Insurance Co Ltd H Shares	3,885,000	14,465,215
China Pacific Insurance Group Co Ltd A Shares (China)	225,100	1,076,458
China Pacific Insurance Group Co Ltd H Shares	1,403,600	5,469,501
China Taiping Insurance Holdings Co Ltd	759,577	2,132,750
New China Life Insurance Co Ltd A Shares (China)	49,500	462,039
New China Life Insurance Co Ltd H Shares	516,500	3,184,987
People's Insurance Co Group of China Ltd/The A Shares (China)	140,700	153,378
People's Insurance Co Group of China Ltd/The H Shares	4,912,000	3,419,811
PICC Property & Casualty Co Ltd H Shares	3,696,933	7,731,014
Ping An Insurance Group Co of China Ltd A Shares (China)	353,192	2,867,381
Ping An Insurance Group Co of China Ltd H Shares	3,436,500	25,673,315
		67,246,036
TOTAL FINANCIALS		281,376,551
Health Care - 0.3%
Biotechnology - 0.1%
3SBio Inc (c)(d)	994,000	2,119,208
Akeso Inc (b)(c)(d)(e)	338,000	4,049,156
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China) (b)	32,346	146,755
Chongqing Zhifei Biological Products Co Ltd A Shares (China) (b)	68,200	131,622
Imeik Technology Development Co Ltd A Shares (China)	8,520	137,631
Innovent Biologics Inc (b)(c)(d)	761,500	8,418,603
Remegen Co Ltd H Shares (b)(c)(d)(e)	119,500	1,245,681
Shanghai RAAS Blood Products Co Ltd A Shares (China)	173,800	133,327
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (b)(e)	29,000	1,789,019
		18,171,002
Health Care Equipment & Supplies - 0.0%
APT Medical Inc A Shares (China)	4,390	147,810
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	23,861	408,330
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	40,900	962,364
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	20,800	147,541
		1,666,045
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	261,069	350,979
Huadong Medicine Co Ltd A Shares (China)	47,460	204,759
Shanghai Pharmaceuticals Holding Co Ltd H Shares	130,700	200,323
Sinopharm Group Co Ltd H Shares	726,800	1,611,748
		2,367,809
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (b)	640,000	1,473,835
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	4,600	34,065
Hangzhou Tigermed Consulting Co Ltd H Shares (c)(d)(e)	7,900	37,997
Pharmaron Beijing Co Ltd A Shares (China)	17,700	96,341
Pharmaron Beijing Co Ltd H Shares (c)(d)	39,200	114,465
Wuxi Apptec Co Ltd A Shares (China)	112,548	2,139,295
Wuxi Apptec Co Ltd H Shares (c)(d)(e)	188,500	3,862,587
Wuxi Biologics Cayman Inc (b)(c)(d)	1,869,500	9,226,927
WuXi XDC Cayman Inc (b)	201,500	1,330,932
XtalPi Holdings Ltd (b)(e)	928,000	809,385
		19,125,829
Pharmaceuticals - 0.1%
Beijing Tong Ren Tang Co Ltd A Shares (China)	34,400	134,166
Changchun High-Tech Industry Group Co Ltd A Shares (China)	11,600	139,204
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	42,611	163,009
CSPC Innovation Pharmaceutical Co Ltd A Shares (China) (b)	40,420	227,574
CSPC Pharmaceutical Group Ltd (e)	4,304,640	4,709,504
Haisco Pharmaceutical Group Co Ltd A Shares (China)	27,700	256,026
Hansoh Pharmaceutical Group Co Ltd (c)(d)(e)	648,000	2,658,962
Hebei Changshan Biochemical Pharmaceutical CO Ltd A Shares (China) (b)	26,400	97,458
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	193,148	1,546,262
Kangmei Pharmaceutical Co Ltd rights (b)(f)	2,718	0
Shanghai Allist Pharmaceuticals Co Ltd A Shares (China)	13,469	221,900
Shanghai Fosun Pharmaceutical Group Co Ltd A Shares (China)	10,600	36,457
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares (e)	108,500	227,172
Shenzhen Salubris Pharmaceuticals Co Ltd A Shares (China)	32,000	157,812
Sichuan Biokin Pharmaceutical Co Ltd A Shares (China) (b)	8,353	368,666
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	47,600	306,811
Sino Biopharmaceutical Ltd	5,218,250	3,346,909
Yunnan Baiyao Group Co Ltd A Shares (China)	53,680	420,441
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	17,498	361,692
		15,380,025
TOTAL HEALTH CARE		56,710,710
Industrials - 0.4%
Aerospace & Defense - 0.0%
AECC Aviation Power Co Ltd A Shares (China)	80,100	411,001
Kuang-Chi Technologies Co Ltd A Shares (China)	62,100	284,003
		695,004
Air Freight & Logistics - 0.0%
J&T Global Express Ltd B Shares (b)(e)	1,223,800	1,574,536
JD Logistics Inc (b)(c)(d)	872,600	1,671,230
SF Holding Co Ltd A Shares (China)	137,000	710,343
YTO Express Group Co Ltd A Shares (China)	93,000	259,640
ZTO Express Cayman Inc A Shares	198,991	4,762,093
		8,977,842
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	44,600	127,401
Commercial Services & Supplies - 0.0%
Zhejiang Weiming Environment Protection Co Ltd A Shares (China)	55,800	126,343
Construction & Engineering - 0.0%
China Energy Engineering Corp Ltd A Shares (China)	1,220,400	469,946
China National Chemical Engineering Co Ltd A Shares (China)	169,900	197,164
China Railway Group Ltd A Shares (China)	1,032,400	704,271
China Railway Group Ltd H Shares (e)	1,485,000	683,573
China State Construction Engineering Corp Ltd A Shares (China)	1,421,060	989,495
Metallurgical Corp of China Ltd A Shares (China) (b)	233,100	93,832
Metallurgical Corp of China Ltd H Shares (b)	883,000	168,890
Power Construction Corp of China Ltd A Shares (China)	487,400	352,812
Sichuan Road and Bridge Group Co Ltd A Shares (China)	200,140	267,338
		3,927,321
Electrical Equipment - 0.2%
China XD Electric Co Ltd A Shares (China)	149,600	295,589
CNGR Advanced Material Co Ltd A Shares (China)	27,140	163,495
Contemporary Amperex Technology Co Ltd A Shares (China)	140,180	8,213,447
Contemporary Amperex Technology Co Ltd H Shares (e)	92,622	7,332,399
Dajin Heavy Industry Co Ltd A Shares (China)	22,300	130,263
Dongfang Electric Corp Ltd A Shares (China)	88,900	330,717
Eve Energy Co Ltd A Shares (China)	60,724	488,032
GEM Co Ltd A Shares (China)	155,400	154,047
Goldwind Science & Technology Co Ltd A Shares (China)	103,982	282,488
Gotion High-Tech Co Ltd A Shares (China)	52,400	221,450
Hunan Yuneng New Energy Battery Material Co Ltd (China)	28,100	263,631
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	100,100	421,194
JL Mag Rare-Earth Co Ltd A Shares (China)	31,900	120,788
NARI Technology Co Ltd A Shares (China)	268,305	966,560
Ningbo Deye Technology Corp A Shares (China)	42,214	511,799
Ningbo Orient Wires & Cables Co Ltd A Shares (China)	23,040	140,334
Ningbo Sanxing Medical Electric Co Ltd A Shares (China)	46,100	113,175
Shanghai Electric Group Co Ltd A Shares (China)	389,300	397,677
Shenzhen Megmeet Electrical Co Ltd (China)	16,800	265,327
Sichuan Huafeng Technology Co Ltd A Shares (China) (b)	15,128	307,757
Sungrow Power Supply Co Ltd A Shares (China)	65,260	1,003,026
Sunwoda Electronic Co Ltd A Shares (China)	54,700	154,314
TBEA Co Ltd A Shares (China)	147,800	458,401
Wolong Electric Group Co Ltd A Shares (China)	45,400	213,123
Zhejiang Chint Electrics Co Ltd A Shares (China)	61,000	227,853
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	55,510	328,309
		23,505,195
Ground Transportation - 0.0%
Daqin Railway Co Ltd A Shares (China)	791,200	582,408
Full Truck Alliance Co Ltd ADR	366,289	3,476,083
		4,058,491
Industrial Conglomerates - 0.0%
CITIC Ltd	2,277,000	3,591,565
Machinery - 0.2%
Airtac International Group	74,043	3,000,179
China CSSC Holdings Ltd A Shares (China)	228,900	1,192,550
CRRC Corp Ltd A Shares (China)	1,080,600	985,857
CRRC Corp Ltd H Shares	1,732,000	1,161,675
Haitian International Holdings Ltd	332,000	881,393
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	40,172	645,555
RoboTechnik Intelligent Technology Co Ltd A Shares (China)	4,900	301,229
Sany Heavy Industry Co Ltd A Shares (China)	294,800	897,283
Shandong Himile Mechanical Science & Technology Co Ltd A Shares (China)	33,350	258,020
Shenzhen Envicool Technology Co Ltd A Shares (China)	36,790	258,098
Shenzhen Inovance Technology Co Ltd A Shares (China)	37,450	355,369
Sinotruk Hong Kong Ltd	432,500	2,241,253
UBTech Robotics Corp Ltd H Shares (b)(e)	114,500	1,190,640
Weichai Power Co Ltd A Shares (China)	194,800	806,373
Weichai Power Co Ltd H Shares	1,056,600	4,437,980
XCMG Construction Machinery Co Ltd A Shares (China)	357,900	474,877
Yangzijiang Shipbuilding (Holdings) Ltd	1,357,100	4,142,569
Yutong Bus Co Ltd A Shares (China)	61,300	292,371
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	54,200	301,054
Zhuzhou CRRC Times Electric Co Ltd A Shares (China)	29,654	207,370
Zhuzhou CRRC Times Electric Co Ltd H Shares	212,600	912,491
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	193,700	218,027
		25,162,213
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	458,320	1,059,803
COSCO SHIPPING Holdings Co Ltd H Shares (e)	1,180,150	2,373,121
SITC International Holdings Co Ltd	711,000	3,579,297
		7,012,221
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (b)	228,700	211,856
Air China Ltd H Shares (b)(e)	284,000	154,631
China Eastern Airlines Corp Ltd A Shares (China) (b)	524,400	290,386
China Southern Airlines Co Ltd A Shares (China) (b)	165,000	128,298
China Southern Airlines Co Ltd H Shares (b)(e)	620,000	278,282
Hainan Airlines Holding Co Ltd A Shares (China) (b)	1,234,000	250,375
Spring Airlines Co Ltd A Shares (China)	27,400	190,964
		1,504,792
Professional Services - 0.0%
Kanzhun Ltd ADR	190,876	3,107,461
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (c)(d)	110,200	1,087,611
Transportation Infrastructure - 0.0%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	1,681,600	1,277,599
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	146,300	219,060
China Merchants Port Holdings Co Ltd	672,655	1,311,447
Shanghai International Airport Co Ltd A Shares (China)	37,900	138,527
		2,946,633
TOTAL INDUSTRIALS		85,830,093
Information Technology - 0.7%
Communications Equipment - 0.1%
Advanced Fiber Resources Zhuhai Ltd A Shares (China)	8,200	247,385
CICT Mobile Communication Technology Co Ltd A Shares (China) (b)	99,576	174,212
EverProX Technologies Co Ltd A Shares (China)	9,600	199,038
Fiberhome Telecommunication Technologies Co Ltd A Shares (China)	39,400	192,023
Guangzhou Haige Communications Group Inc Co A Shares (China)	71,800	105,974
Hengtong Optic-electric Co Ltd A Shares (China)	74,400	521,502
Jiangsu Etern Co Ltd A Shares (China)	47,600	225,083
QuantumCTek Co Ltd A Shares (China)	2,998	170,558
Shenzhen Sunway Communication Co Ltd A Shares (China)	28,200	239,417
Suzhou TFC Optical Communication Co Ltd A Shares (China)	33,964	856,146
Yangtze Optical Fibre & Cable Joint Stock Ltd Co A Shares (China)	12,000	479,026
Yangtze Optical Fibre & Cable Joint Stock Ltd Co H Shares (c)(d)	206,500	2,547,546
Yealink Network Technology Corp Ltd A Shares (China)	34,760	200,103
Zhongji Innolight Co Ltd A Shares (China)	35,900	4,777,973
ZTE Corp A Shares (China)	76,600	383,402
ZTE Corp H Shares (e)	500,480	1,586,496
		12,905,884
Electronic Equipment, Instruments & Components - 0.1%
Aac Technologies Holdings Inc (e)	403,500	1,982,925
Accelink Technologies Co Ltd A Shares (China) (b)	26,200	626,134
Avary Holding Shenzhen Co Ltd A Shares (China)	61,600	743,188
BOE Technology Group Co Ltd A Shares (China)	1,152,100	937,413
BYD Electronic International Co Ltd (e)	409,000	1,224,538
Chaozhou Three-Circle Group Co Ltd A Shares (China)	62,700	1,026,583
Delton Technology Guangzhou Inc A Shares (China)	12,000	252,354
Eoptolink Technology Inc Ltd A Shares (China)	44,156	2,587,327
Founder Technology Group Corp A Shares (China) (b)	122,600	166,334
Foxconn Industrial Internet Co Ltd A Shares (China)	332,496	2,789,869
GoerTek Inc A Shares (China)	100,900	345,628
Hgtech Co Ltd A Shares (China)	33,100	465,599
Lens Technology Co Ltd A Shares (China)	162,500	757,365
Lingyi iTech Guangdong Co A Shares (China)	209,600	383,623
Luxshare Precision Industry Co Ltd A Shares (China)	233,947	1,992,546
Maxscend Microelectronics Co Ltd A Shares (China) (b)	17,552	176,112
Raytron Technology Co Ltd A Shares (China)	16,258	340,041
Shanghai BOCHU Electronic Technology Corp Ltd A Shares (China)	10,732	166,510
Shannon Semiconductor Technology Co Ltd A Shares (China)	13,600	292,393
Shengyi Electronics Co Ltd A Shares (China)	20,201	282,365
Shengyi Technology Co Ltd A Shares (China)	77,100	1,204,909
Shennan Circuits Co Ltd A Shares (China)	21,720	990,160
Shenzhen Everwin Precision Technology Co Ltd A Shares (China)	38,600	157,592
Shenzhen Kinwong Electronic Co Ltd A Shares (China)	28,700	308,691
Sunny Optical Technology Group Co Ltd	340,200	2,431,426
SUPCON Technology Co Ltd A Shares (China)	23,973	329,988
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China) (b)	57,100	1,448,248
TCL Technology Group Corp A Shares (China)	591,660	414,061
Unisplendour Corp Ltd A Shares (China)	79,120	407,713
Universal Scientific Industrial Shanghai Co Ltd A Shares (China)	55,300	179,389
Victory Giant Technology Huizhou Co Ltd A Shares (China)	27,900	786,897
Wuhan Guide Infrared Co Ltd A Shares (China) (b)	132,244	246,428
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	62,630	961,376
Zhejiang Dahua Technology Co Ltd A Shares (China)	88,500	218,831
		27,624,556
IT Services - 0.0%
GDS Holdings Ltd A Shares (b)	567,900	2,310,869
Isoftstone Information Technology Group Co Ltd A Shares (China)	26,750	152,009
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	51,800	484,682
		2,947,560
Semiconductors & Semiconductor Equipment - 0.2%
ACM Research Shanghai Inc A Shares (China)	10,872	436,209
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	30,564	1,554,220
Amlogic Shanghai Co Ltd A Shares (China)	12,116	174,690
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	6,275	220,089
Biwin Storage Technology Co Ltd A Shares (China)	15,361	511,821
Cambricon Technologies Corp Ltd A Shares (China)	19,938	3,259,908
China Resources Microelectronics Ltd A Shares (China)	40,476	324,854
CSI Solar Co Ltd A Shares (China)	106,330	165,256
Dosilicon Co Ltd A Shares (China) (b)	12,937	194,934
GCL Technology Holdings Ltd (b)(e)	12,681,000	986,357
Gigadevice Semiconductor Inc A Shares (China)	21,184	1,183,095
Guobo Electronics Co Ltd A Shares (China)	11,548	123,639
Hangzhou Chang Chuan Technology Co Ltd A Shares (China)	21,600	828,890
Hangzhou First Applied Material Co Ltd A Shares (China)	80,148	173,979
Hangzhou Silan Microelectronics Co Ltd A Shares (China)	46,800	195,322
Henan Shijia Photons Technology Co Ltd A Shares (China)	14,918	198,897
Hua Hong Grace Semiconductor Ltd (b)(c)(d)	375,000	6,134,920
Hua Hong Grace Semiconductor Ltd A Shares (China) (b)	17,644	619,839
Hwatsing Technology Co Ltd A Shares (China)	14,211	540,443
Hygon Information Technology Co Ltd A Shares (China)	74,234	3,044,251
Ingenic Semiconductor Co Ltd A Shares (China)	14,000	261,988
JA Solar Technology Co Ltd A Shares (China) (b)	95,296	105,946
JCET Group Co Ltd A Shares (China)	56,000	543,302
Jinko Solar Co Ltd A Shares (China) (b)	295,375	189,521
LONGi Green Energy Technology Co Ltd A Shares (China) (b)	221,268	425,447
Loongson Technology Corp Ltd (China) (b)	11,680	183,889
Montage Technology Co Ltd A Shares (China)	36,432	1,103,689
National Silicon Industry Group Co Ltd A Shares (China) (b)	94,966	329,788
NAURA Technology Group Co Ltd A Shares (China)	23,080	2,343,464
Nexchip Semiconductor Corp A Shares (China) (b)	58,235	319,850
OmniVision Integrated Circuits Group Inc A Shares (China)	38,150	500,187
Piotech Inc A Shares (China)	9,300	914,330
Rockchip Electronics Co Ltd A Shares (China)	12,100	336,953
Sanan Optoelectronics CO Ltd A Shares (China) (b)	142,800	258,871
SG Micro Corp A Shares (China)	17,381	245,923
Shenzhen Techwinsemi Technology Co Ltd A Shares (China)	6,600	377,697
Skyverse Technology Co Ltd A Shares (China) (b)	10,198	522,458
Suzhou Centec Communications Co Ltd A Shares (China) (b)	8,465	426,283
Suzhou Everbright Photonics Co Ltd A Shares (China) (b)	5,691	190,644
Suzhou Maxwell Technologies Co Ltd A Shares (China)	8,200	180,509
TCL Zhonghuan Renewable Energy Technology Co Ltd A Shares (China) (b)	116,900	152,479
Tianshui Huatian Technology Co Ltd A Shares (China)	91,800	210,325
TongFu Microelectronics Co Ltd A Shares (China)	46,300	388,889
Tongwei Co Ltd A Shares (China) (b)	156,700	271,008
Trina Solar Co Ltd A Shares (China) (b)	68,051	136,869
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	23,979	230,615
United Nova Technology Co Ltd A Shares (China) (b)	243,349	280,147
Verisilicon Microelectronics Shanghai Co Ltd A Shares (China) (b)	15,642	445,156
Xinjiang Daqo New Energy Co Ltd A Shares (China) (b)	60,586	162,435
Xinyi Solar Holdings Ltd (e)	2,277,631	638,936
Yuanjie Semiconductor Technology Co Ltd A Shares (China)	4,171	671,914
Zhejiang Jingsheng Mechanical & Electrical Co Ltd A Shares (China)	38,300	218,256
		34,439,381
Software - 0.0%
360 Security Technology Inc A Shares (China)	204,100	282,388
Beijing Kingsoft Office Software Inc A Shares (China)	13,442	538,415
China National Software & Service Co Ltd A Shares (China) (b)	26,130	127,487
Empyrean Technology Co Ltd A Shares (China)	18,500	238,924
Geovis Technology Co Ltd A Shares (China)	23,497	116,351
Horizon Robotics A Shares (b)(e)	2,652,600	1,748,692
Hundsun Technologies Inc A Shares (China)	52,777	179,164
Iflytek Co Ltd A Shares (China)	67,300	420,154
Kingdee International Software Group Co Ltd (b)	1,558,000	1,654,868
Pony AI Inc A Shares (e)	99,300	788,839
Sangfor Technologies Inc A Shares (China)	12,200	218,210
SenseTime Group Inc Class B Shares (b)(c)(d)(e)	14,605,000	2,700,353
Shanghai Baosight Software Co Ltd A Shares (China)	14,342	39,499
Shanghai Baosight Software Co Ltd B Shares	168,411	150,263
Shanghai Stonehill Technology Co Ltd A Shares (China)	165,200	165,389
Yonyou Network Technology CO Ltd A Shares (China) (b)	98,730	162,485
		9,531,481
Technology Hardware, Storage & Peripherals - 0.3%
Anker Innovations Technology Co Ltd A Shares (China)	14,870	268,766
China Greatwall Technology Group Co Ltd A Shares (China) (b)	91,600	186,188
Huaqin Co Ltd A Shares (China)	33,460	402,307
IEIT Systems Co Ltd A Shares (China)	41,912	443,925
Lenovo Group Ltd	3,940,000	12,049,279
Sharetronic Data Technology Co Ltd A Shares (China)	14,140	450,729
Shenzhen Longsys Electronics Co Ltd (China)	13,200	677,995
Shenzhen Transsion Holdings Co Ltd A Shares (China)	32,926	313,507
Xiaomi Corp B Shares (b)(c)(d)	9,073,200	33,293,967
		48,086,663
TOTAL INFORMATION TECHNOLOGY		135,535,525
Materials - 0.3%
Chemicals - 0.0%
Canmax Technologies Co Ltd A Shares (China) (b)	26,900	215,667
Ganfeng Lithium Group Co Ltd A Shares (China)	55,920	411,536
Ganfeng Lithium Group Co Ltd H Shares (c)(d)(e)	250,400	1,175,626
Guangzhou Tinci Materials Technology Co Ltd A Shares (China)	59,320	313,447
Hengli Petrochemical Co Ltd A Shares (China)	204,400	505,394
Hoshine Silicon Industry Co Ltd A Shares (China)	28,200	139,742
Huafon Chemical Co Ltd A Shares (China)	141,700	230,204
Hubei Feilihua Quartz Glass Co Ltd A Shares (China) (b)	17,100	184,339
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd A Shares (China)	233,300	163,603
Jiangsu Eastern Shenghong Co Ltd A Shares (China) (b)	188,900	328,987
Kingfa Sci & Tech Co Ltd A Shares (China)	74,400	170,282
LB Group Co Ltd A Shares (China)	72,600	175,841
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	223,500	769,180
Qinghai Salt Lake Industry Co Ltd A Shares (China) (b)	176,100	710,554
Rongsheng Petrochemical Co Ltd A Shares (China)	302,350	553,511
Satellite Chemical Co Ltd A Shares (China)	103,199	386,729
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	78,026	248,836
Shanghai Putailai New Energy Technology Group Co Ltd A Shares (China)	60,280	212,471
Sinoma Science & Technology Co Ltd A Shares (China)	49,000	312,425
Tianqi Lithium Corp A Shares (China) (b)	42,600	286,321
Wanhua Chemical Group Co Ltd A Shares (China)	94,200	1,037,853
Yunnan Energy New Material Group Co Ltd A Shares (China) (b)	28,600	222,797
Yunnan Yuntianhua Co Ltd A Shares (China)	53,200	234,924
Zangge Mining Co Ltd A Shares (China)	47,600	566,818
Zhejiang Juhua Co Ltd A Shares (China)	83,300	486,519
Zhejiang Longsheng Group Co Ltd A Shares (China)	102,600	201,602
Zhejiang NHU Co Ltd A Shares (China)	92,780	412,221
		10,657,429
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd A Shares (China)	105,200	289,145
Anhui Conch Cement Co Ltd H Shares	656,500	1,547,828
China Jushi Co Ltd A Shares (China)	136,622	763,265
China National Building Material Co Ltd H Shares (e)	1,837,000	873,713
		3,473,951
Metals & Mining - 0.3%
Aluminum Corp of China Ltd A Shares (China)	638,400	907,451
Aluminum Corp of China Ltd H Shares	1,670,000	1,801,515
Baiyin Nonferrous Group Co Ltd A Shares (China) (b)	217,300	160,274
Baoshan Iron & Steel Co Ltd A Shares (China)	679,800	617,118
Chengtun Mining Group Co Ltd A Shares (China)	88,500	139,205
Chifeng Jilong Gold Mining Co A Shares (China)	47,700	280,780
China Gold International Resources Corp Ltd	124,800	2,799,184
China Hongqiao Group Ltd	1,716,500	5,371,176
China Nonferrous Mining Corp Ltd	724,000	1,361,701
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	125,600	739,343
China Oriental Group Co Ltd	107	14
China Rare Earth Resources And Technology Co Ltd A Shares (China)	30,100	213,323
China Tungsten And Hightech Materials Co Ltd A Shares (China)	66,800	489,449
Citic Pacific Special Steel Group Co Ltd A Shares (China)	90,600	200,787
CMOC Group Ltd A Shares (China)	463,700	1,338,884
CMOC Group Ltd H Shares	2,037,000	4,387,041
Dazhong Mining Co Ltd A Shares (China)	50,300	192,706
Guangdong HEC Technology Holding Co Ltd A Shares (China) (b)	101,200	425,557
Guocheng Mining Co Ltd A Shares (China)	39,400	162,510
Henan Shenhuo Coal Industry & Electricity Power Co Ltd A Shares (China)	63,000	243,451
Hunan Valin Steel Co Ltd A Shares (China)	186,400	108,637
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China) (b)	1,313,700	433,994
Inner Mongolia Xingye Silver&Tin Mining Co Ltd A Shares (China)	51,700	244,283
Jiangxi Copper Co Ltd A Shares (China)	62,700	403,111
Jiangxi Copper Co Ltd H Shares	558,000	2,503,116
Jinduicheng Molybdenum Co Ltd A Shares (China)	90,700	281,334
MMG Ltd (b)	2,588,000	2,768,709
Shandong Gold Mining Co Ltd A Shares (China)	125,532	525,578
Shandong Gold Mining Co Ltd H Shares (c)(d)	455,500	1,170,928
Shandong Hongqiao Aluminum Industry Holding Co Ltd A Shares (China)	86,500	265,869
Shandong Nanshan Aluminum Co Ltd A Shares (China)	328,600	229,969
Shanjin International Gold Co Ltd A Shares (China)	84,440	292,245
Sinomine Resource Group Co Ltd A Shares (China)	20,800	144,806
Tianshan Aluminum Group Co Ltd A Shares (China)	143,600	281,093
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	391,100	360,939
Western Mining Co Ltd A Shares (China)	73,100	415,864
Western Superconducting Technologies Co Ltd A Shares (China)	18,859	147,173
Xiamen Tungsten Co Ltd A Shares (China)	47,900	333,141
Yunnan Aluminium Co Ltd A Shares (China)	100,100	395,454
Yunnan Tin Co Ltd A Shares (China)	47,300	238,444
Zhaojin Mining Industry Co Ltd H Shares	873,500	2,361,292
Zhongjin Gold Corp Ltd A Shares (China) (b)	141,700	484,069
Zijin Mining Group Co Ltd A Shares (China)	703,000	3,437,657
Zijin Mining Group Co Ltd H Shares	3,128,000	13,258,023
		52,917,197
Paper & Forest Products - 0.0%
Shandong Sun Paper Industry JSC Ltd A Shares (China)	85,200	183,738
TOTAL MATERIALS		67,232,315
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
C&D International Investment Group Ltd (e)	480,232	941,187
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	257,300	264,989
China Overseas Land & Investment Ltd	1,994,500	3,435,899
China Resources Land Ltd	1,521,134	6,439,566
China Resources Mixc Lifestyle Services Ltd (c)(d)	353,200	1,797,886
China Vanke Co Ltd A Shares (China) (b)	157,400	77,912
China Vanke Co Ltd H Shares (b)(e)	260,100	82,251
Hainan Airport Infrastructure Co Ltd A Shares (China)	330,400	143,376
KE Holdings Inc A Shares	1,057,134	5,929,360
Longfor Group Holdings Ltd (c)(d)(e)	1,126,371	985,273
Poly Developments and Holdings Group Co Ltd A Shares (China)	339,400	265,417
Shanghai Zhangjiang High-Tech Park Development Co Ltd A Shares (China)	44,800	213,163
TOTAL REAL ESTATE		20,576,279
Utilities - 0.1%
Gas Utilities - 0.0%
Beijing Enterprises Holdings Ltd	273,000	1,101,413
China Gas Holdings Ltd	1,462,200	1,139,197
China Resources Gas Group Ltd	461,400	984,293
ENN Energy Holdings Ltd	388,100	2,322,939
ENN Natural Gas Co Ltd A Shares (China)	70,500	185,840
Kunlun Energy Co Ltd	1,988,000	1,835,295
		7,568,977
Independent Power and Renewable Electricity Producers - 0.1%
CGN Power Co Ltd A Shares (China)	369,700	226,061
CGN Power Co Ltd H Shares (c)(d)	4,660,000	1,717,255
China Longyuan Power Group Corp Ltd H Shares	1,293,000	951,317
China National Nuclear Power Co Ltd A Shares (China)	606,600	813,622
China Power International Development Ltd (e)	2,009,248	727,617
China Resources Power Holdings Co Ltd (e)	1,098,523	2,709,048
China Three Gorges Renewables Group Co Ltd A Shares (China)	889,400	513,806
China Yangtze Power Co Ltd A Shares (China)	895,530	3,858,427
Datang International Power Generation Co Ltd A Shares (China)	351,400	307,644
GD Power Development Co Ltd A Shares (China)	550,000	413,957
Hanergy Mobile Energy Holding Group Co Ltd (b)(f)	576,000	1
Huadian Power International Corp Ltd A Shares (China)	47,300	33,702
Huadian Power International Corp Ltd H Shares (e)	482,000	255,677
Huaneng Power International Inc A Shares (China)	309,900	329,922
Huaneng Power International Inc H Shares (e)	2,110,000	1,622,373
SDIC Power Holdings Co Ltd A Shares (China)	229,700	518,978
Shanghai Electric Power Co Ltd A Shares (China)	82,800	177,418
Shenergy Co Ltd A Shares (China)	136,700	172,986
Sichuan Chuantou Energy Co Ltd A Shares (China)	198,036	459,581
Wintime Energy Group Co Ltd A Shares (China) (b)	633,200	147,980
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	354,600	266,242
		16,223,614
Water Utilities - 0.0%
Guangdong Investment Ltd	1,524,000	1,645,960
TOTAL UTILITIES		25,438,551
TOTAL CHINA		1,395,945,942
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	121,728	3,450,031
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	236,367	2,240,041
TOTAL COLOMBIA		5,690,072
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (b)(e)	407,128	2,924,548
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC (United Kingdom)	111,667	5,300,582
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	39,944	1,996,962
Moneta Money Bank AS (c)(d)	127,943	1,170,844
TOTAL FINANCIALS		3,167,806
Industrials - 0.0%
Aerospace & Defense - 0.0%
CSG NV (e)	77,877	1,483,560
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	65,816	4,239,926
TOTAL CZECH REPUBLIC		8,891,292
DENMARK - 0.9%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	39,750	4,979,481
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	49,826	7,350,142
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	330,122	19,006,716
Insurance - 0.0%
Tryg A/S	162,571	3,879,934
TOTAL FINANCIALS		22,886,650
Health Care - 0.5%
Biotechnology - 0.0%
Genmab A/S (b)	32,334	9,306,967
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	66,085	4,370,186
Demant A/S (b)	43,997	1,907,306
		6,277,492
Pharmaceuticals - 0.5%
Novo Nordisk A/S Series B	1,701,805	80,498,064
TOTAL HEALTH CARE		96,082,523
Industrials - 0.2%
Air Freight & Logistics - 0.1%
DSV A/S	101,643	21,967,189
Building Products - 0.0%
ROCKWOOL A/S Series B	49,911	1,600,047
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	507,812	13,669,012
TOTAL INDUSTRIALS		37,236,248
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	186,711	12,155,514
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)	244,262	5,464,053
TOTAL DENMARK		186,154,611
EGYPT - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	788,608	561,199
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	1,227,332	3,383,261
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	391,711	745,132
TOTAL EGYPT		4,689,592
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	73,909	2,981,281
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	142,350	3,542,376
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	223,801	7,886,806
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp	1,620,034	32,697,399
Insurance - 0.1%
Sampo Oyj A Shares	1,263,992	13,994,611
TOTAL FINANCIALS		46,692,010
Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	58,215	5,444,294
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	174,238	10,066,220
Metso Oyj	342,946	6,370,992
Wartsila OYJ Abp	259,185	8,769,115
TOTAL INDUSTRIALS		25,206,327
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	2,657,038	24,558,822
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	288,071	3,301,295
UPM-Kymmene Oyj	278,043	7,564,379
TOTAL MATERIALS		10,865,674
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	235,071	5,346,898
TOTAL FINLAND		132,524,488
FRANCE - 4.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	984,597	18,813,380
Media - 0.1%
Publicis Groupe SA	121,276	12,943,853
TOTAL COMMUNICATION SERVICES		31,757,233
Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	326,338	13,190,739
Automobiles - 0.0%
Renault SA	98,127	3,098,486
Hotels, Restaurants & Leisure - 0.0%
Accor SA	98,484	5,099,151
Sodexo SA	38,029	2,500,664
Sodexo SA loyalty shares	2,224	146,439
		7,746,254
Textiles, Apparel & Luxury Goods - 0.6%
Hermes International SCA	13,663	24,209,117
Kering SA	37,744	12,458,295
LVMH Moet Hennessy Louis Vuitton SE	131,395	72,153,629
		108,821,041
TOTAL CONSUMER DISCRETIONARY		132,856,520
Consumer Staples - 0.5%
Beverages - 0.0%
Pernod Ricard SA	103,682	8,080,283
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	312,243	5,730,279
Food Products - 0.1%
Danone SA	333,085	25,909,393
Personal Care Products - 0.4%
L'Oreal SA	97,194	43,289,757
L'Oreal SA (loyalty shares)	29,695	13,226,015
		56,515,772
TOTAL CONSUMER STAPLES		96,235,727
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Bollore SE	320,140	1,429,424
TotalEnergies SE	1,040,371	91,681,366
TOTAL ENERGY		93,110,790
Financials - 0.8%
Banks - 0.6%
BNP Paribas SA	523,549	66,526,708
Credit Agricole SA	478,980	10,703,029
Societe Generale SA Series A	337,739	31,746,337
		108,976,074
Capital Markets - 0.0%
Amundi SA (c)(d)	32,224	3,505,961
Insurance - 0.2%
AXA SA	826,954	42,860,724
TOTAL FINANCIALS		155,342,759
Health Care - 0.2%
Biotechnology - 0.0%
Abivax SA (b)	31,718	3,936,411
Health Care Equipment & Supplies - 0.2%
BioMerieux	20,872	1,663,137
EssilorLuxottica SA	160,917	30,465,123
		32,128,260
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	15,325	2,945,926
Pharmaceuticals - 0.0%
Ipsen SA	17,862	3,443,913
TOTAL HEALTH CARE		42,454,510
Industrials - 1.4%
Aerospace & Defense - 0.9%
Airbus SE	313,880	73,686,066
Dassault Aviation SA	9,067	3,117,863
Safran SA	182,336	71,654,647
Thales SA	48,961	13,883,361
		162,341,937
Building Products - 0.1%
Cie de Saint-Gobain SA	235,752	22,157,650
Construction & Engineering - 0.3%
Bouygues SA	116,391	6,556,283
Eiffage SA	36,668	5,211,466
Vinci SA	246,059	34,741,777
		46,509,526
Electrical Equipment - 0.1%
Legrand SA	135,571	20,610,758
Ground Transportation - 0.0%
Ayvens SA (c)(d)	177,554	2,381,201
Machinery - 0.0%
Alstom SA (b)(e)	184,402	3,416,221
Professional Services - 0.0%
Bureau Veritas SA	166,710	5,317,404
Trading Companies & Distributors - 0.0%
Rexel SA	116,259	4,804,856
Transportation Infrastructure - 0.0%
Aeroports de Paris SA (e)	16,675	2,305,530
Getlink SE Series A	128,063	2,729,050
		5,034,580
TOTAL INDUSTRIALS		272,574,133
Information Technology - 0.0%
IT Services - 0.0%
Capgemini SE	81,038	9,632,236
Software - 0.0%
Dassault Systemes SE	355,411	8,268,642
TOTAL INFORMATION TECHNOLOGY		17,900,878
Materials - 0.3%
Chemicals - 0.3%
Air Liquide SA	258,571	50,940,694
Real Estate - 0.0%
Diversified REITs - 0.0%
Covivio SA/France	28,449	1,735,435
Office REITs - 0.0%
Gecina SA	23,556	2,035,911
Retail REITs - 0.0%
Klepierre SA	112,528	5,104,824
Unibail-Rodamco-Westfield unit	56,544	6,865,951
		11,970,775
TOTAL REAL ESTATE		15,742,121
Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	736,655	22,962,367
Engie SA PF shares	202,100	6,299,685
Veolia Environnement SA	312,500	12,435,428
TOTAL UTILITIES		41,697,480
TOTAL FRANCE		950,612,845
GERMANY - 5.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG	1,814,393	55,993,994
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	30,126	2,032,278
Interactive Media & Services - 0.0%
Scout24 SE (c)(d)	36,370	3,118,244
TOTAL COMMUNICATION SERVICES		61,144,516
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Continental AG	58,299	4,848,336
Automobiles - 0.2%
Bayerische Motoren Werke AG	174,210	11,912,793
Mercedes-Benz Group AG	381,312	20,617,230
		32,530,023
Specialty Retail - 0.0%
Zalando SE (b)(c)(d)	110,107	3,588,169
Textiles, Apparel & Luxury Goods - 0.1%
Adidas AG	85,663	15,849,637
TOTAL CONSUMER DISCRETIONARY		56,816,165
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	47,891	3,924,202
Personal Care Products - 0.0%
Beiersdorf AG (e)	48,286	4,485,339
TOTAL CONSUMER STAPLES		8,409,541
Financials - 1.2%
Banks - 0.1%
Commerzbank AG	342,936	14,896,852
Capital Markets - 0.3%
Deutsche Bank AG	959,145	35,254,963
Deutsche Boerse AG	95,970	28,907,818
		64,162,781
Insurance - 0.8%
Allianz SE	200,800	100,018,969
Hannover Rueck SE	31,862	9,207,461
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	69,033	41,468,133
Talanx AG	31,479	4,185,391
		154,879,954
TOTAL FINANCIALS		233,939,587
Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Siemens Healthineers AG (c)(d)	177,070	7,540,454
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	101,284	5,198,086
Fresenius SE & Co KGaA	223,648	11,494,894
		16,692,980
Pharmaceuticals - 0.2%
Bayer AG	519,213	28,814,132
Merck KGaA	68,289	11,286,003
		40,100,135
TOTAL HEALTH CARE		64,333,569
Industrials - 1.7%
Aerospace & Defense - 0.2%
Hensoldt AG (e)	32,036	2,942,792
MTU Aero Engines AG	28,528	11,902,157
Rheinmetall AG	24,620	32,546,389
		47,391,338
Air Freight & Logistics - 0.2%
Deutsche Post AG	485,327	32,420,717
Construction & Engineering - 0.0%
HOCHTIEF AG	7,796	3,984,349
Electrical Equipment - 0.4%
Siemens Energy AG	409,705	69,995,257
Industrial Conglomerates - 0.8%
Siemens AG	392,450	128,584,899
Machinery - 0.1%
Daimler Truck Holding AG	243,152	13,722,322
Gea Group Ag	77,294	5,494,962
Knorr-Bremse AG	34,341	4,074,873
Rational AG	2,698	2,096,948
		25,389,105
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	316,709	3,323,238
Trading Companies & Distributors - 0.0%
Brenntag SE	61,215	4,315,877
TOTAL INDUSTRIALS		315,404,780
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.3%
Infineon Technologies AG	690,665	49,564,600
Software - 0.5%
Nemetschek SE	30,497	2,041,480
SAP SE	551,910	101,162,441
		103,203,921
TOTAL INFORMATION TECHNOLOGY		152,768,521
Materials - 0.3%
Chemicals - 0.2%
BASF SE	471,961	27,399,050
Evonik Industries AG	135,202	2,734,630
Symrise AG	70,525	7,246,138
		37,379,818
Construction Materials - 0.1%
Heidelberg Materials AG	69,951	13,022,430
TOTAL MATERIALS		50,402,248
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Vonovia SE	382,429	9,277,977
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	339,631	22,394,289
Multi-Utilities - 0.1%
E.ON SE	1,184,833	25,525,184
TOTAL UTILITIES		47,919,473
TOTAL GERMANY		1,000,416,377
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	73,189	1,689,646
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Allwyn AG	85,795	1,326,113
Specialty Retail - 0.0%
FF Group (b)(f)	5,453	0
JUMBO SA	60,566	1,690,169
		1,690,169
TOTAL CONSUMER DISCRETIONARY		3,016,282
Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	870,376	4,281,674
Eurobank SA	1,283,145	6,584,481
National Bank of Greece SA	439,374	8,157,292
Piraeus Bank SA	556,784	6,420,555
TOTAL FINANCIALS		25,444,002
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	38,867	2,026,737
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	140,000	3,600,134
TOTAL GREECE		35,776,801
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA (e)	49,336	4,710,601
HONG KONG - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	1,780,557	3,012,852
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (c)(d)	4,102,946	4,420,827
Financials - 0.6%
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR	25,511	2,681,716
Hong Kong Exchanges & Clearing Ltd	637,902	33,236,513
		35,918,229
Insurance - 0.4%
AIA Group Ltd	5,555,295	56,002,364
Prudential PLC	1,334,793	20,060,004
		76,062,368
TOTAL FINANCIALS		111,980,597
Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd (e)	817,318	3,451,695
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	186,004	2,359,915
Machinery - 0.1%
Techtronic Industries Co Ltd	727,347	12,242,401
Marine Transportation - 0.0%
Orient Overseas International Ltd (e)	69,000	1,347,024
TOTAL INDUSTRIALS		19,401,035
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Kingboard Laminates Holdings Ltd	529,500	1,986,368
Materials - 0.0%
Metals & Mining - 0.0%
Zijin Gold International Co Ltd	180,500	2,720,481
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	932,971	5,691,285
Henderson Land Development Co Ltd (e)	693,059	2,509,802
Hongkong Land Holdings Ltd (Singapore)	516,667	4,189,521
Sino Land Co Ltd (e)	1,980,613	2,702,305
Sun Hung Kai Properties Ltd	691,562	10,853,963
Wharf Real Estate Investment Co Ltd	790,654	2,679,739
		28,626,615
Retail REITs - 0.0%
Link REIT	1,424,217	7,104,377
TOTAL REAL ESTATE		35,730,992
Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	321,136	2,563,388
CLP Holdings Ltd	870,108	8,650,914
Power Assets Holdings Ltd (e)	736,854	5,548,203
		16,762,505
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	5,970,468	5,351,983
TOTAL UTILITIES		22,114,488
TOTAL HONG KONG		201,367,640
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A (b)	191,245	2,738,165
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	114,565	16,953,319
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	71,130	2,652,810
TOTAL HUNGARY		22,344,294
INDIA - 3.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (b)	663,879	2,722,902
Tata Communications Ltd	59,024	1,086,622
		3,809,524
Interactive Media & Services - 0.0%
Info Edge India Ltd	184,101	2,365,315
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	1,449,989	29,963,648
Vodafone Idea Ltd (b)	13,938,642	1,901,122
		31,864,770
TOTAL COMMUNICATION SERVICES		38,039,609
Consumer Discretionary - 0.5%
Automobile Components - 0.1%
Balkrishna Industries Ltd	40,398	1,047,464
Bharat Forge Ltd	126,331	2,910,998
Bosch Ltd (b)	3,693	1,590,319
MRF Ltd	1,187	1,651,731
Samvardhana Motherson International Ltd	2,223,055	3,512,018
Tube Investments of India Ltd	53,966	1,557,018
		12,269,548
Automobiles - 0.3%
Bajaj Auto Ltd	35,678	4,307,836
Eicher Motors Ltd	72,012	5,909,930
Hero MotoCorp Ltd	63,450	3,582,716
Mahindra & Mahindra Ltd	460,968	16,418,282
Maruti Suzuki India Ltd	62,528	9,326,922
Tata Motors Passenger Vehicles Limited	957,185	3,408,048
TVS Motor Co Ltd	123,866	5,597,633
		48,551,367
Broadline Retail - 0.0%
Vishal Mega Mart Ltd (b)	1,208,052	1,356,331
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (b)	1,268,240	4,020,280
Indian Hotels Co Ltd/The	453,182	3,508,935
Swiggy Ltd (b)	747,224	2,230,896
		9,760,111
Household Durables - 0.0%
Dixon Technologies India Ltd (c)	19,595	2,884,563
Specialty Retail - 0.0%
FSN E-Commerce Ventures Ltd (b)	643,027	2,248,268
Trent Ltd	140,076	4,412,564
		6,660,832
Textiles, Apparel & Luxury Goods - 0.1%
Page Industries Ltd	3,412	1,443,635
Titan Co Ltd	187,844	9,592,913
		11,036,548
TOTAL CONSUMER DISCRETIONARY		92,519,300
Consumer Staples - 0.2%
Beverages - 0.0%
United Spirits Ltd	157,421	2,501,874
Varun Beverages Ltd	658,967	3,054,397
		5,556,271
Consumer Staples Distribution & Retail - 0.0%
Avenue Supermarts Ltd (b)(c)(d)	76,162	3,132,604
Food Products - 0.1%
Britannia Industries Ltd	57,400	3,258,348
Marico Ltd	268,318	2,448,389
Nestle India Ltd	308,073	4,873,319
Tata Consumer Products Ltd	283,040	3,212,445
		13,792,501
Personal Care Products - 0.1%
Colgate-Palmolive India Ltd	63,304	1,377,669
Dabur India Ltd	232,266	1,026,069
Godrej Consumer Products Ltd	200,810	2,252,841
Hindustan Unilever Ltd	375,477	8,267,453
		12,924,032
Tobacco - 0.0%
ITC Ltd	1,576,444	4,642,203
TOTAL CONSUMER STAPLES		40,047,611
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Bharat Petroleum Corp Ltd	843,114	2,818,406
Coal India Ltd	820,226	3,561,917
Hindustan Petroleum Corp Ltd	512,250	2,085,130
Indian Oil Corp Ltd	1,480,862	2,171,382
Oil & Natural Gas Corp Ltd	1,374,730	3,503,229
Oil India Ltd	212,081	1,022,145
Petronet LNG Ltd	381,066	1,121,061
Reliance Industries Ltd	3,218,818	44,081,856
TOTAL ENERGY		60,365,126
Financials - 1.1%
Banks - 0.7%
AU Small Finance Bank Ltd (c)(d)	291,663	3,201,874
Axis Bank Ltd	1,218,357	15,693,295
Bank of Baroda	531,374	1,350,981
Canara Bank	961,637	1,259,117
Federal Bank Ltd	948,125	3,565,405
HDFC Bank Ltd/Gift City	6,023,107	47,184,191
ICICI Bank Ltd	2,801,772	42,119,309
IDFC First Bank Ltd (b)	2,195,478	1,948,299
Indian Bank	140,210	1,228,627
IndusInd Bank Ltd	304,448	3,229,512
Kotak Mahindra Bank Ltd	2,902,649	11,869,021
Punjab National Bank	1,220,741	1,441,601
State Bank of India	976,828	10,515,798
Union Bank of India Ltd	785,051	1,409,025
Yes Bank Ltd (b)	7,797,600	1,860,393
		147,876,448
Capital Markets - 0.0%
BSE Ltd	106,639	4,074,237
HDFC Asset Management Co Ltd (c)(d)	101,657	2,785,835
Multi Commodity Exchange of India Ltd	65,091	1,836,673
		8,696,745
Consumer Finance - 0.2%
Bajaj Finance Ltd	1,320,003	15,783,858
Cholamandalam Investment and Finance Co Ltd	229,112	4,441,070
L&T Finance Ltd	446,987	1,458,034
Muthoot Finance Ltd	57,149	1,867,658
SBI Cards & Payment Services Ltd	121,886	842,842
Shriram Finance Ltd	740,343	8,116,391
Sundaram Finance Ltd	34,479	1,685,575
		34,195,428
Financial Services - 0.1%
Aditya Birla Capital Ltd (b)	400,194	1,695,521
Bajaj Finserv Ltd	207,645	4,414,595
Bajaj Holdings & Investment Ltd	13,775	1,637,627
Jio Financial Services Ltd	1,487,285	3,997,964
One 97 Communications Ltd (b)	203,064	2,857,887
Power Finance Corp Ltd	683,816	3,040,468
REC Ltd	644,140	2,517,379
		20,161,441
Insurance - 0.1%
HDFC Life Insurance Co Ltd (c)(d)	511,102	2,937,399
ICICI Lombard General Insurance Co Ltd (c)(d)	129,010	2,195,877
ICICI Prudential Life Insurance Co Ltd (c)(d)	180,458	974,577
PB Fintech Ltd (b)	180,042	3,023,292
SBI Life Insurance Co Ltd (c)(d)	236,819	4,669,801
		13,800,946
TOTAL FINANCIALS		224,731,008
Health Care - 0.2%
Health Care Providers & Services - 0.0%
Apollo Hospitals Enterprise Ltd	53,741	5,043,160
Fortis Healthcare Ltd	254,416	2,521,254
Max Healthcare Institute Ltd	377,953	4,351,215
		11,915,629
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	63,585	5,369,146
Pharmaceuticals - 0.2%
Alkem Laboratories Ltd	21,884	1,319,258
Aurobindo Pharma Ltd	141,032	2,335,158
Cipla Ltd/India	270,586	4,177,128
Dr Reddy's Laboratories Ltd	268,634	3,223,840
Lupin Ltd	119,093	3,015,094
Mankind Pharma Ltd	53,774	1,391,868
Sun Pharmaceutical Industries Ltd	476,835	9,944,769
Torrent Pharmaceuticals Ltd	74,586	4,006,841
Zydus Lifesciences Ltd	101,021	1,193,024
		30,606,980
TOTAL HEALTH CARE		47,891,755
Industrials - 0.4%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	1,841,548	7,486,782
Hindustan Aeronautics Ltd (c)	88,768	4,325,081
		11,811,863
Building Products - 0.0%
Astral Ltd	53,084	805,681
Supreme Industries Ltd	33,600	1,220,523
		2,026,204
Construction & Engineering - 0.1%
Larsen & Toubro Ltd	356,936	14,726,006
Voltas Ltd	103,618	1,443,594
		16,169,600
Electrical Equipment - 0.1%
ABB India Ltd	23,780	1,814,642
Bharat Heavy Electricals Ltd	657,630	2,804,283
CG Power & Industrial Solutions Ltd	328,109	2,969,114
GE Vernova T&D India Ltd	68,525	3,103,655
Havells India Ltd	109,230	1,443,427
Hitachi Energy India Ltd	6,368	2,146,757
Polycab India Ltd	27,804	2,652,919
Siemens Energy India Ltd	45,153	1,529,035
Suzlon Energy Ltd (b)	5,629,672	2,829,607
		21,293,439
Industrial Conglomerates - 0.0%
Siemens Ltd	40,895	1,611,216
Machinery - 0.1%
Ashok Leyland Ltd	1,484,068	2,584,171
Cummins India Ltd	70,364	4,070,599
Tata Motors Ltd /new	982,162	4,494,003
		11,148,773
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (c)(d)	101,301	5,486,747
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	94,032	2,965,371
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	271,801	4,830,224
GMR Airports Ltd (b)	1,395,647	1,539,427
		6,369,651
TOTAL INDUSTRIALS		78,882,864
Information Technology - 0.3%
IT Services - 0.3%
HCL Technologies Ltd	461,629	6,529,390
Infosys Ltd	1,609,901	19,129,110
LTM Ltd (c)(d)	33,114	1,516,365
Mphasis Ltd	62,957	1,549,633
Persistent Systems Ltd	53,235	3,099,152
Tata Consultancy Services Ltd	431,053	10,697,039
Tech Mahindra Ltd	282,742	4,910,632
Wipro Ltd	1,207,670	2,329,995
		49,761,316
Semiconductors & Semiconductor Equipment - 0.0%
WAAREE Energies Ltd	44,508	1,248,731
Software - 0.0%
Oracle Financial Services Software Ltd	11,462	1,344,415
TOTAL INFORMATION TECHNOLOGY		52,354,462
Materials - 0.3%
Chemicals - 0.1%
Asian Paints Ltd	201,486	5,797,290
Coromandel International Ltd	63,332	1,376,634
PI Industries Ltd	37,893	1,092,739
Pidilite Industries Ltd	147,237	2,486,934
Solar Industries India Ltd	11,789	2,273,024
SRF Ltd	69,978	1,923,220
UPL Ltd	259,986	1,646,926
		16,596,767
Construction Materials - 0.0%
Ambuja Cements Ltd	308,151	1,395,058
Grasim Industries Ltd	144,344	4,689,607
Shree Cement Ltd	4,507	1,230,870
UltraTech Cement Ltd	54,770	6,832,027
		14,147,562
Metals & Mining - 0.2%
APL Apollo Tubes Ltd	95,249	1,816,359
Hindalco Industries Ltd	685,109	7,022,057
Jindal Stainless Ltd	150,918	1,162,423
Jindal Steel Ltd	187,506	2,168,822
JSW Steel Ltd	319,891	4,259,112
National Aluminium Co Ltd	431,010	1,586,129
NMDC Ltd	1,581,655	1,410,978
Tata Steel Ltd	3,974,141	7,909,390
Vedanta Aluminium Metal Ltd	736,277	3,474,235
Vedanta Ltd	720,134	1,999,775
		32,809,280
TOTAL MATERIALS		63,553,609
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
DLF Ltd	324,879	2,244,603
Godrej Properties Ltd	71,382	1,575,576
Lodha Developers Ltd (c)(d)	148,922	1,941,710
Oberoi Realty Ltd	64,648	1,238,163
Phoenix Mills Ltd/The	98,479	1,954,986
Prestige Estates Projects Ltd	92,667	1,569,854
TOTAL REAL ESTATE		10,524,892
Utilities - 0.1%
Electric Utilities - 0.0%
Power Grid Corp of India Ltd	2,191,425	6,525,104
Tata Power Co Ltd/The	788,101	3,145,097
Torrent Power Ltd	89,669	1,327,276
		10,997,477
Gas Utilities - 0.0%
GAIL India Ltd	1,212,893	2,304,947
Independent Power and Renewable Electricity Producers - 0.1%
Adani Power Ltd (b)	1,633,996	3,616,301
JSW Energy Ltd	197,282	1,146,973
NHPC Ltd	1,707,218	1,408,888
NTPC Ltd	2,306,693	8,390,738
		14,562,900
TOTAL UTILITIES		27,865,324
TOTAL INDIA		736,775,560
INDONESIA - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	23,988,100	3,502,042
Media - 0.0%
Surya Citra Media Tbk PT	20	0
TOTAL COMMUNICATION SERVICES		3,502,042
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (b)	454,629,712	1,264,734
Consumer Staples - 0.0%
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	3,198,500	585,704
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
United Tractors Tbk PT	627,300	837,135
Financials - 0.2%
Banks - 0.2%
Bank Central Asia Tbk PT	26,270,100	9,207,014
Bank Mandiri Persero Tbk PT	19,664,800	4,575,409
Bank Negara Indonesia Persero Tbk PT	6,738,300	1,319,427
Bank Rakyat Indonesia Persero Tbk PT	31,908,654	5,366,268
TOTAL FINANCIALS		20,468,118
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Astra International Tbk PT	8,379,000	2,380,308
Jardine Matheson Holdings Ltd (Singapore)	84,419	5,606,685
TOTAL INDUSTRIALS		7,986,993
Materials - 0.0%
Chemicals - 0.0%
Barito Pacific Tbk PT	9,980,147	1,015,315
Metals & Mining - 0.0%
Bumi Resources Minerals Tbk PT (b)	29,079,900	900,926
TOTAL MATERIALS		1,916,241
TOTAL INDONESIA		36,560,967
IRELAND - 0.3%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	84,718	8,088,943
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	1,120,532	13,250,911
Bank of Ireland Group PLC	503,685	10,507,113
TOTAL FINANCIALS		23,758,024
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	81,365	7,529,541
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	85,259	12,865,583
TOTAL INDUSTRIALS		20,395,124
TOTAL IRELAND		52,242,091
ISRAEL - 0.7%
Financials - 0.4%
Banks - 0.3%
Bank Hapoalim BM	693,909	16,874,941
Bank Leumi Le-Israel BM	782,761	18,538,874
Israel Discount Bank Ltd Class A	642,241	6,715,532
Mizrahi Tefahot Bank Ltd	81,979	6,107,187
		48,236,534
Insurance - 0.1%
Harel Insurance Investments & Financial Services Ltd	63,080	3,626,094
Phoenix Financial Ltd	119,361	6,716,863
		10,342,957
TOTAL FINANCIALS		58,579,491
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	615,919	21,563,324
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	14,778	11,902,660
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Nova Ltd (Israel) (b)	16,013	6,419,869
Tower Semiconductor Ltd (b)	59,156	13,102,769
		19,522,638
Software - 0.0%
Check Point Software Technologies Ltd (b)	41,518	5,278,183
TOTAL INFORMATION TECHNOLOGY		24,800,821
Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	368,416	1,886,377
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	23,497	3,111,152
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enlight Renewable Energy Ltd (b)	73,617	6,262,202
OPC Energy Ltd (b)	90,702	2,846,734
TOTAL UTILITIES		9,108,936
TOTAL ISRAEL		130,952,761
ITALY - 2.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA/Milano (b)	903,504	7,660,912
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Ferrari NV (Italy)	64,064	25,125,024
Textiles, Apparel & Luxury Goods - 0.0%
Moncler SpA	116,506	6,596,531
TOTAL CONSUMER DISCRETIONARY		31,721,555
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	105,278	7,108,610
Davide Campari-Milano NV	310,289	2,109,646
TOTAL CONSUMER STAPLES		9,218,256
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	960,390	26,714,869
Financials - 1.2%
Banks - 1.0%
Banca Monte dei Paschi di Siena SpA	1,003,513	13,386,501
Banco BPM SpA	601,055	10,933,756
BPER Banca SPA	827,940	13,433,178
FinecoBank Banca Fineco SpA	325,355	8,888,088
Intesa Sanpaolo SpA	7,357,700	55,619,154
UniCredit SpA	717,100	67,631,039
		169,891,716
Financial Services - 0.1%
Banca Mediolanum SpA	107,224	2,864,863
Poste Italiane SpA	241,761	7,306,999
		10,171,862
Insurance - 0.1%
Generali	429,244	21,753,676
Unipol Assicurazioni SpA	187,858	5,864,132
		27,617,808
TOTAL FINANCIALS		207,681,386
Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	55,137	3,283,971
Industrials - 0.2%
Aerospace & Defense - 0.1%
Leonardo SpA	214,130	13,610,451
Electrical Equipment - 0.1%
Prysmian SpA	149,118	20,577,290
Passenger Airlines - 0.0%
Ryanair Holdings PLC	221,255	6,204,322
TOTAL INDUSTRIALS		40,392,063
Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA	4,025,942	45,466,597
Terna - Rete Elettrica Nazionale	744,683	8,563,268
		54,029,865
Gas Utilities - 0.0%
Italgas SpA	325,234	3,355,140
Snam SpA	1,064,771	7,229,526
		10,584,666
TOTAL UTILITIES		64,614,531
TOTAL ITALY		391,287,543
JAPAN - 13.7%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.1%
NTT Inc (e)	15,891,325	15,232,055
Entertainment - 0.2%
Capcom Co Ltd	138,348	3,475,352
Konami Group Corp	51,292	6,607,411
Nexon Co Ltd	154,179	2,416,364
Nintendo Co Ltd	578,610	27,600,954
Toho Co Ltd/Tokyo	277,965	2,669,228
		42,769,309
Interactive Media & Services - 0.0%
LY Corp	1,370,296	3,817,980
Wireless Telecommunication Services - 0.6%
KDDI Corp	1,548,274	28,524,963
SoftBank Corp	15,178,190	21,303,772
SoftBank Group Corp	1,962,068	61,113,529
		110,942,264
TOTAL COMMUNICATION SERVICES		172,761,608
Consumer Discretionary - 2.1%
Automobile Components - 0.2%
Aisin Corp	241,886	3,334,812
Bridgestone Corp	561,440	13,865,005
Denso Corp	844,500	10,369,534
Sumitomo Electric Industries Ltd	1,510,928	19,997,280
		47,566,631
Automobiles - 0.7%
Honda Motor Co Ltd	1,915,027	19,302,749
Isuzu Motors Ltd	269,845	4,025,967
Nissan Motor Co Ltd (b)	1,199,771	2,533,048
Subaru Corp	275,805	4,694,875
Suzuki Motor Corp	830,556	10,841,705
Toyota Motor Corp	5,003,765	94,694,664
Yamaha Motor Co Ltd (e)	472,734	3,954,366
		140,047,374
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	1,009,740	5,656,991
Rakuten Group Inc (b)	752,850	3,925,474
Ryohin Keikaku Co Ltd	267,900	7,027,094
		16,609,559
Hotels, Restaurants & Leisure - 0.1%
Oriental Land Co Ltd/Japan	571,385	11,404,648
Zensho Holdings Co Ltd	48,700	3,040,903
		14,445,551
Household Durables - 0.6%
Panasonic Holdings Corp	1,232,080	32,579,235
Sekisui House Ltd	313,308	6,859,028
Sony Group Corp	3,086,710	72,132,936
		111,571,199
Leisure Products - 0.1%
Bandai Namco Holdings Inc	267,494	7,749,095
Shimano Inc	38,074	4,806,089
		12,555,184
Specialty Retail - 0.3%
Fast Retailing Co Ltd	100,874	49,394,898
Nitori Holdings Co Ltd	202,100	3,260,480
Sanrio Co Ltd	509,300	4,086,684
		56,742,062
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	359,239	10,591,962
TOTAL CONSUMER DISCRETIONARY		410,129,522
Consumer Staples - 0.5%
Beverages - 0.1%
Asahi Group Holdings Ltd	745,047	7,775,460
Kirin Holdings Co Ltd	409,708	7,579,498
Suntory Beverage & Food Ltd	63,937	1,853,665
		17,208,623
Consumer Staples Distribution & Retail - 0.1%
Aeon Co Ltd	1,142,426	9,801,694
Seven & i Holdings Co Ltd	997,720	13,229,890
		23,031,584
Food Products - 0.1%
Ajinomoto Co Inc	452,522	13,955,049
Kikkoman Corp	356,665	3,673,281
		17,628,330
Household Products - 0.0%
Unicharm Corp	568,291	3,604,645
Personal Care Products - 0.1%
Kao Corp	481,210	9,891,791
Shiseido Co Ltd	209,794	4,144,196
		14,035,987
Tobacco - 0.1%
Japan Tobacco Inc	580,381	25,877,384
TOTAL CONSUMER STAPLES		101,386,553
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ENEOS Holdings Inc	1,359,605	11,228,341
Idemitsu Kosan Co Ltd	411,325	3,367,324
Inpex Corp	466,106	10,743,122
TOTAL ENERGY		25,338,787
Financials - 2.7%
Banks - 1.7%
Chiba Bank Ltd/The	284,632	4,626,710
Japan Post Bank Co Ltd	944,466	18,261,378
Mitsubishi UFJ Financial Group Inc	5,642,157	126,026,029
Mizuho Financial Group Inc	1,249,814	64,795,608
Resona Holdings Inc	1,097,943	14,888,998
Sumitomo Mitsui Financial Group Inc	1,920,655	82,528,504
Sumitomo Mitsui Trust Group Inc	1,329,816	13,674,075
Yokohama Financial Group Inc	509,115	5,795,158
		330,596,460
Capital Markets - 0.2%
Daiwa Securities Group Inc	662,644	7,412,764
Japan Exchange Group Inc	505,816	6,880,669
Nomura Holdings Inc	1,549,506	14,990,690
SBI Holdings Inc	276,428	5,218,487
		34,502,610
Financial Services - 0.1%
Mitsubishi HC Capital Inc	462,499	4,258,323
ORIX Corp	579,196	23,375,977
		27,634,300
Insurance - 0.7%
Daiichi Life Group Inc	1,817,660	21,916,198
Japan Post Holdings Co Ltd	889,230	13,155,590
Japan Post Insurance Co Ltd	280,748	3,091,347
MS&AD Insurance Group Holdings Inc	630,811	19,418,615
Sompo Holdings Inc	431,937	19,176,550
T&D Holdings Inc	233,027	7,344,040
Tokio Marine Holdings Inc	945,263	48,176,653
		132,278,993
TOTAL FINANCIALS		525,012,363
Health Care - 0.7%
Health Care Equipment & Supplies - 0.2%
Hoya Corp	178,770	27,336,977
Olympus Corp	560,048	6,401,004
Terumo Corp	704,170	10,330,100
		44,068,081
Pharmaceuticals - 0.5%
Astellas Pharma Inc	908,730	12,481,230
Chugai Pharmaceutical Co Ltd	355,060	15,406,534
Daiichi Sankyo Co Ltd	901,673	14,572,424
Eisai Co Ltd	134,148	4,032,872
Kyowa Kirin Co Ltd	125,863	2,020,420
Otsuka Holdings Co Ltd	222,385	15,420,051
Shionogi & Co Ltd	400,280	7,237,579
Takeda Pharmaceutical Co Ltd	839,946	28,840,086
		100,011,196
TOTAL HEALTH CARE		144,079,277
Industrials - 3.4%
Building Products - 0.1%
AGC Inc	101,073	3,811,768
Daikin Industries Ltd	139,346	20,184,947
		23,996,715
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	192,776	3,495,458
Secom Co Ltd	209,812	9,037,876
TOPPAN Holdings Inc	117,358	3,290,819
		15,824,153
Construction & Engineering - 0.1%
Kajima Corp	210,044	7,018,463
Obayashi Corp	329,943	6,484,800
Shimizu Corp	256,700	3,781,403
Taisei Corp	75,687	6,130,834
		23,415,500
Electrical Equipment - 0.4%
Fuji Electric Co Ltd	72,325	6,311,753
Fujikura Ltd	797,700	20,242,721
Furukawa Electric Co Ltd	346,100	6,604,255
Mitsubishi Electric Corp	1,005,696	36,228,310
NIDEC CORP (b)	443,282	7,118,154
		76,505,193
Ground Transportation - 0.2%
Central Japan Railway Co	396,710	9,872,070
East Japan Railway Co	510,085	11,736,313
Hankyu Hanshin Holdings Inc	120,621	3,568,925
Seibu Holdings Inc	105,600	2,364,898
West Japan Railway Co	214,918	4,055,464
		31,597,670
Industrial Conglomerates - 0.4%
Hikari Tsushin Inc	9,222	2,254,934
Hitachi Ltd	2,336,480	76,567,747
		78,822,681
Machinery - 0.7%
Daifuku Co Ltd	166,403	6,129,657
Ebara Corp	242,500	8,232,294
FANUC Corp	493,750	19,895,903
IHI Corp	516,700	9,034,477
Kawasaki Heavy Industries Ltd	390,200	6,666,434
Komatsu Ltd	454,963	19,740,963
Kubota Corp	511,925	8,685,062
Makita Corp	114,020	3,672,630
MINEBEA MITSUMI Inc	176,060	4,009,613
Mitsubishi Heavy Industries Ltd	1,694,410	39,585,379
SMC Corp	28,757	12,424,759
		138,077,171
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd	184,100	3,280,447
Mitsui OSK Lines Ltd	178,100	6,579,361
Nippon Yusen KK	205,953	7,908,082
		17,767,890
Passenger Airlines - 0.0%
ANA Holdings Inc (e)	86,156	1,682,780
Professional Services - 0.3%
Recruit Holdings Co Ltd	700,336	55,383,147
Trading Companies & Distributors - 1.0%
ITOCHU Corp	2,925,210	36,710,250
Marubeni Corp	745,729	24,102,472
Mitsubishi Corp	1,596,342	47,719,101
Mitsui & Co Ltd	1,248,308	38,303,439
Sumitomo Corp	2,146,644	22,282,088
Toyota Tsusho Corp	336,733	13,976,220
		183,093,570
TOTAL INDUSTRIALS		646,166,470
Information Technology - 2.4%
Electronic Equipment, Instruments & Components - 0.7%
Ibiden Co Ltd	123,000	12,305,270
Keyence Corp	99,620	49,968,099
Kyocera Corp	619,268	14,123,519
Murata Manufacturing Co Ltd	856,298	39,016,670
TDK Corp	1,002,720	19,280,769
Yokogawa Electric Corp	115,523	4,120,096
		138,814,423
IT Services - 0.3%
Fujitsu Ltd	896,740	20,669,206
NEC Corp	648,980	19,286,822
Nomura Research Institute Ltd	199,924	5,914,462
Obic Co Ltd	169,545	4,863,154
Otsuka Corp	120,208	2,480,439
		53,214,083
Semiconductors & Semiconductor Equipment - 1.3%
Advantest Corp	386,948	76,453,938
Disco Corp	45,987	16,437,336
Kioxia Holdings Corp (b)	166,000	46,270,249
Lasertec Corp	41,274	9,481,971
Renesas Electronics Corp	915,467	18,349,400
SCREEN Holdings Co Ltd	81,000	6,179,056
Tokyo Electron Ltd	236,844	79,185,783
		252,357,733
Technology Hardware, Storage & Peripherals - 0.1%
Canon Inc	421,583	11,734,816
FUJIFILM Holdings Corp	590,959	13,910,964
		25,645,780
TOTAL INFORMATION TECHNOLOGY		470,032,019
Materials - 0.5%
Chemicals - 0.4%
Asahi Kasei Corp	650,630	6,945,438
Mitsubishi Chemical Group Corp	632,262	4,652,722
Nippon Paint Holdings Co Ltd	496,510	3,746,632
Nippon Sanso Holdings Corp	92,047	3,309,021
Nitto Denko Corp	360,575	7,614,052
Resonac Holdings Corp	93,100	7,755,149
Shin-Etsu Chemical Co Ltd	865,745	30,863,929
Toray Industries Inc	681,853	4,897,924
		69,784,867
Metals & Mining - 0.1%
JFE Holdings Inc	305,642	3,467,851
JX Advanced Metals Corp	290,200	6,723,409
Mitsui Kinzoku Co Ltd	28,900	5,441,094
Nippon Steel Corp	2,554,920	10,408,287
Sumitomo Metal Mining Co Ltd	125,628	6,314,746
		32,355,387
TOTAL MATERIALS		102,140,254
Real Estate - 0.3%
Office REITs - 0.0%
Nippon Building Fund Inc	3,916	3,303,173
Real Estate Management & Development - 0.3%
Daito Trust Construction Co Ltd	147,625	3,116,079
Daiwa House Industry Co Ltd	296,459	8,705,982
Hulic Co Ltd	243,194	2,673,857
Mitsubishi Estate Co Ltd	547,167	13,283,674
Mitsui Fudosan Co Ltd	1,312,618	12,786,758
Sumitomo Realty & Development Co Ltd	309,816	6,944,320
		47,510,670
TOTAL REAL ESTATE		50,813,843
Utilities - 0.1%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	351,444	6,085,280
Kansai Electric Power Co Inc/The	501,194	7,590,321
		13,675,601
Gas Utilities - 0.0%
Osaka Gas Co Ltd	177,075	6,075,251
Tokyo Gas Co Ltd	155,362	5,997,729
		12,072,980
TOTAL UTILITIES		25,748,581
TOTAL JAPAN		2,673,609,277
KOREA (SOUTH) - 5.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	54,755	554,714
Entertainment - 0.0%
HYBE Co Ltd (e)	12,516	1,447,607
Krafton Inc	14,980	2,501,265
		3,948,872
Interactive Media & Services - 0.1%
Kakao Corp	162,928	4,148,576
NAVER Corp	74,777	10,577,041
		14,725,617
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	55,915	3,121,865
TOTAL COMMUNICATION SERVICES		22,351,068
Consumer Discretionary - 0.3%
Automobile Components - 0.1%
Hankook Tire & Technology Co Ltd	35,325	1,625,944
Hyundai Mobis Co Ltd	31,215	9,974,330
		11,600,274
Automobiles - 0.2%
Hyundai Motor Co	70,450	18,442,887
Kia Corp	124,093	11,054,386
		29,497,273
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(c)(d)(e)	88,449	3,855,742
Household Durables - 0.0%
LG Electronics Inc	56,014	6,134,405
TOTAL CONSUMER DISCRETIONARY		51,087,694
Consumer Staples - 0.1%
Food Products - 0.0%
Samyang Foods Co Ltd (e)	2,115	1,703,754
Personal Care Products - 0.0%
Amorepacific Corp	14,945	1,331,540
APR Corp/Korea (e)	12,960	2,841,862
		4,173,402
Tobacco - 0.1%
KT&G Corp	48,766	5,995,757
TOTAL CONSUMER STAPLES		11,872,913
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	22,179	3,009,060
S-Oil Corp	22,925	2,028,508
SK Innovation Co Ltd (b)	33,916	2,566,820
TOTAL ENERGY		7,604,388
Financials - 0.4%
Banks - 0.3%
Hana Financial Group Inc	143,813	12,282,328
Industrial Bank of Korea	130,293	1,845,656
KakaoBank Corp	85,421	1,294,511
KB Financial Group Inc	187,399	21,670,170
Shinhan Financial Group Co Ltd	219,828	15,077,864
Woori Financial Group Inc	341,860	7,819,149
		59,989,678
Capital Markets - 0.0%
Korea Investment Holdings Co Ltd	22,315	3,112,600
Mirae Asset Securities Co Ltd (e)	101,670	2,386,346
NH Investment & Securities Co Ltd	72,760	1,408,066
		6,907,012
Financial Services - 0.0%
Meritz Financial Group Inc (b)	36,228	3,071,615
Insurance - 0.1%
DB Insurance Co Ltd	23,209	2,483,224
Samsung Fire & Marine Insurance Co Ltd	15,383	6,578,134
Samsung Life Insurance Co Ltd	42,337	8,768,509
		17,829,867
TOTAL FINANCIALS		87,798,172
Health Care - 0.1%
Biotechnology - 0.1%
Alteogen Inc	21,033	4,454,074
Celltrion Inc	80,618	10,265,095
Samsung Episholdings Co Ltd (e)	3,215	824,796
		15,543,965
Health Care Equipment & Supplies - 0.0%
HLB Co Ltd (b)(e)	62,971	1,323,674
Life Sciences Tools & Services - 0.0%
Samsung Biologics Co Ltd (b)(c)(d)	6,081	6,181,508
Pharmaceuticals - 0.0%
Yuhan Corp	28,972	1,461,704
TOTAL HEALTH CARE		24,510,851
Industrials - 0.7%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	17,735	11,249,420
Hanwha Systems Co Ltd	39,592	1,713,233
Korea Aerospace Industries Ltd (e)	37,231	3,275,180
LIG Defense&Aerospace Co Ltd	6,710	3,239,421
		19,477,254
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	19,662	2,664,289
Construction & Engineering - 0.0%
Hyundai Engineering & Construction Co Ltd	37,480	2,399,444
Electrical Equipment - 0.2%
Doosan Enerbility Co Ltd (b)	238,205	10,786,046
Ecopro BM Co Ltd	27,865	1,966,629
Ecopro Co Ltd (e)	53,342	2,885,173
HD Hyundai Electric Co Ltd	12,285	5,612,970
Hyosung Heavy Industries Corp	2,688	4,316,328
LG Energy Solution Ltd (b)(e)	24,499	5,476,099
LS Electric Co Ltd	39,292	4,888,296
POSCO Future M Co Ltd	17,281	1,620,229
		37,551,770
Industrial Conglomerates - 0.3%
Doosan Co Ltd (e)	3,815	2,976,230
LG Corp	45,058	3,086,571
Samsung C&T Corp	42,918	9,878,668
SK Inc	19,200	7,087,222
SK Square Co Ltd	48,828	33,173,076
		56,201,767
Machinery - 0.1%
Hanwha Ocean Co Ltd (b)	68,268	3,993,124
HD Hyundai Heavy Industries Co Ltd (e)	16,480	5,451,746
HD Korea Shipbuilding & Offshore Engineering Co Ltd	22,264	5,841,687
Hyundai Rotem Co Ltd	37,169	3,412,781
Samsung Heavy Industries Co Ltd (b)	346,208	5,085,866
		23,785,204
Marine Transportation - 0.0%
HMM Co Ltd	118,638	1,708,010
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	97,859	1,712,918
Trading Companies & Distributors - 0.0%
Posco International Corp	22,830	822,383
TOTAL INDUSTRIALS		146,323,039
Information Technology - 4.1%
Electronic Equipment, Instruments & Components - 0.2%
LG Display Co Ltd (b)(e)	154,252	958,851
Samsung Electro-Mechanics Co Ltd	29,620	22,363,219
Samsung SDI Co Ltd (b)	32,013	8,624,907
		31,946,977
IT Services - 0.0%
Samsung SDS Co Ltd	20,567	2,864,596
Semiconductors & Semiconductor Equipment - 1.7%
Hanmi Semiconductor Co Ltd (e)	21,515	3,072,983
SK Hynix Inc	291,891	327,521,451
		330,594,434
Technology Hardware, Storage & Peripherals - 2.2%
Samsung Electronics Co Ltd	2,469,894	424,753,276
TOTAL INFORMATION TECHNOLOGY		790,159,283
Materials - 0.1%
Chemicals - 0.0%
LG Chem Ltd	24,036	4,206,269
Metals & Mining - 0.1%
POSCO Holdings Inc	37,894	8,084,275
TOTAL MATERIALS		12,290,544
Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	134,541	3,194,387
TOTAL KOREA (SOUTH)		1,157,192,339
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	983,818	1,898,317
Financials - 0.2%
Banks - 0.2%
Boubyan Bank KSCP	878,819	1,829,216
Gulf Bank KSCP	1,125,708	1,280,702
Kuwait Finance House KSCP	6,018,594	15,270,189
National Bank of Kuwait SAKP	4,640,656	12,869,046
Warba Bank KSCP	1,185,069	1,068,630
TOTAL FINANCIALS		32,317,783
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	358,011	1,073,802
TOTAL KUWAIT		35,289,902
LUXEMBOURG - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (c)(d)(e)	108,638	1,817,753
Reinet Investments SCA (South Africa)	72,170	1,969,306
TOTAL FINANCIALS		3,787,059
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	60,633	4,765,675
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	225,239	15,776,265
TOTAL LUXEMBOURG		24,328,999
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	1,029,136	4,488,059
Sands China Ltd	1,278,787	2,400,253

TOTAL MACAU		6,888,312
MALAYSIA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	612,097	1,160,529
Wireless Telecommunication Services - 0.0%
CELCOMDIGI BHD	1,537,800	1,122,023
Maxis Bhd	1,201,900	1,088,373
		2,210,396
TOTAL COMMUNICATION SERVICES		3,370,925
Consumer Staples - 0.0%
Food Products - 0.0%
IOI Corp Bhd	1,265,100	1,370,574
Kuala Lumpur Kepong Bhd	252,667	1,300,940
Nestle Malaysia Bhd	1	25
QL Resources Bhd	2	1
SD Guthrie Bhd	1,105,340	1,761,098
TOTAL CONSUMER STAPLES		4,432,638
Financials - 0.3%
Banks - 0.3%
AMMB Holdings Bhd	1,285,800	2,129,576
CIMB Group Holdings Bhd	4,100,011	7,917,894
Hong Leong Bank Bhd	333,500	1,799,388
Malayan Banking Bhd	3,005,907	8,013,722
Public Bank Bhd	7,622,600	9,636,649
RHB Bank Bhd	963,463	2,015,153
TOTAL FINANCIALS		31,512,382
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	891,500	1,822,734
Industrials - 0.0%
Construction & Engineering - 0.0%
Gamuda Bhd	2,627,656	2,745,486
Industrial Conglomerates - 0.0%
Sunway Bhd	1,429,000	1,843,780
Marine Transportation - 0.0%
MISC Bhd	700,100	1,356,529
TOTAL INDUSTRIALS		5,945,795
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	1,224,200	1,435,820
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	1,940,600	3,767,171
TOTAL MATERIALS		5,202,991
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
IOI Properties Group Bhd	30	28
Sime Darby Property Bhd	10	2
SP Setia Bhd Group	13	3
TOTAL REAL ESTATE		33
Utilities - 0.0%
Electric Utilities - 0.0%
Tenaga Nasional Bhd	1,406,400	5,024,319
Gas Utilities - 0.0%
Petronas Gas Bhd	416,500	1,787,693
Multi-Utilities - 0.0%
YTL Corp Bhd	266,446	126,223
YTL Power International Bhd	1,762,920	1,801,304
		1,927,527
TOTAL UTILITIES		8,739,539
TOTAL MALAYSIA		61,027,037
MEXICO - 0.6%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B	7,950,600	10,131,340
Consumer Staples - 0.2%
Beverages - 0.2%
Arca Continental SAB de CV	270,100	3,095,011
Coca-Cola Femsa SAB de CV unit	276,175	2,986,029
Fomento Economico Mexicano SAB de CV unit	896,100	11,457,684
		17,538,724
Consumer Staples Distribution & Retail - 0.0%
Wal-Mart de Mexico SAB de CV Series V	2,758,600	8,003,675
Food Products - 0.0%
Gruma SAB de CV Series B	85,365	1,272,774
Grupo Bimbo SAB de CV (e)	684,600	2,449,136
Sigma Foods SAB de CV	1,863,351	1,899,984
		5,621,894
Household Products - 0.0%
Kimberly-Clark de Mexico SAB de CV Series A	779,100	1,808,356
TOTAL CONSUMER STAPLES		32,972,649
Financials - 0.1%
Banks - 0.1%
Grupo Financiero Banorte SAB de CV	1,269,000	14,696,500
Grupo Financiero Inbursa SAB de CV Series O	820,900	2,108,712
TOTAL FINANCIALS		16,805,212
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	284,300	2,433,691
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	142,000	1,896,640
Grupo Aeroportuario del Pacifico SAB de CV Series B	202,410	4,400,442
Grupo Aeroportuario del Sureste SAB de CV Series B	90,930	2,518,130
Promotora y Operadora de Infraestructura SAB de CV	90,880	1,435,074
		10,250,286
TOTAL INDUSTRIALS		12,683,977
Materials - 0.2%
Construction Materials - 0.0%
Cemex SAB de CV unit	8,026,094	9,504,615
Metals & Mining - 0.2%
Fresnillo PLC	97,938	3,266,900
Grupo Mexico SAB de CV Series B	1,541,224	18,484,544
Industrias Penoles SAB de CV	98,785	4,547,549
Southern Copper Corp	48,607	8,880,985
		35,179,978
TOTAL MATERIALS		44,684,593
Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	1,433,800	2,582,073
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	564,099	2,533,307
TOTAL REAL ESTATE		5,115,380
TOTAL MEXICO		122,393,151
NETHERLANDS - 3.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	2,031,468	9,592,269
Entertainment - 0.0%
Universal Music Group NV	535,194	8,830,466
TOTAL COMMUNICATION SERVICES		18,422,735
Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	63,024	5,301,723
Heineken NV	152,079	13,769,293
		19,071,016
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	467,366	18,518,085
Food Products - 0.0%
Magnum Ice Cream Co NV/The (b)	259,480	4,846,157
TOTAL CONSUMER STAPLES		42,435,258
Financials - 0.6%
Banks - 0.4%
ABN AMRO Bank NV depository receipt (c)	326,672	14,691,371
ING Groep NV	1,542,519	54,206,521
		68,897,892
Capital Markets - 0.0%
Euronext NV (d)	41,177	7,530,845
Financial Services - 0.1%
Adyen NV (b)(c)(d)	14,203	14,447,523
EXOR NV	47,100	3,763,916
		18,211,439
Insurance - 0.1%
ASR Nederland NV	83,055	6,788,523
NN Group NV	138,818	13,062,363
		19,850,886
TOTAL FINANCIALS		114,491,062
Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (b)	32,722	28,026,305
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	406,521	10,710,961
TOTAL HEALTH CARE		38,737,266
Industrials - 0.0%
Professional Services - 0.0%
Wolters Kluwer NV	120,404	9,452,758
Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 1.9%
ASM International NV	24,836	22,946,074
ASML Holding NV	205,122	338,029,873
BE Semiconductor Industries NV	37,710	8,620,958
		369,596,905
Software - 0.1%
Nebius Group NV Class A (b)(e)	106,782	20,332,361
Nebius Group NV Class A (Russia) (b)(f)	102,848	0
		20,332,361
TOTAL INFORMATION TECHNOLOGY		389,929,266
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	80,582	5,644,169
TOTAL NETHERLANDS		619,112,514
NEW ZEALAND - 0.1%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	470,820	4,087,084
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	307,868	7,363,221
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	895,528	4,591,561
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (b)	86,324	4,309,730
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	489,762	2,619,071
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	702,073	2,354,250
TOTAL UTILITIES		4,973,321
TOTAL NEW ZEALAND		25,324,917
NIGERIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Airtel Africa PLC (c)(d)	396,370	1,778,911
NORWAY - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	322,112	4,547,464
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	231,970	4,958,810
Orkla ASA	386,869	4,297,319
Salmar ASA	35,791	1,946,743
TOTAL CONSUMER STAPLES		11,202,872
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	165,924	5,856,141
Equinor ASA	371,798	15,262,655
Var Energi ASA	487,298	2,426,849
TOTAL ENERGY		23,545,645
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	427,859	13,769,137
Insurance - 0.0%
Gjensidige Forsikring ASA	105,284	3,134,914
TOTAL FINANCIALS		16,904,051
Industrials - 0.0%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	221,513	6,922,939
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	681,190	6,283,316
TOTAL NORWAY		69,406,287
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	35,953	14,402,053
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	86,579	2,621,612
TOTAL PERU		17,023,665
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	38,045	756,376
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	889,437	1,485,707
BDO Unibank Inc	1,212,352	2,457,495
Metropolitan Bank & Trust Co	918,051	983,084
TOTAL FINANCIALS		4,926,286
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Ayala Corp	125,170	1,045,525
DMCI Holdings Inc	4	0
SM Investments Corp	111,133	1,076,361
		2,121,886
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	508,150	7,979,433
TOTAL INDUSTRIALS		10,101,319
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Altus Property Ventures Inc	7	1
Ayala Land Inc	2,985,000	822,172
SM Prime Holdings Inc	4,864,800	1,454,061
TOTAL REAL ESTATE		2,276,234
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	93,320	725,067
TOTAL PHILIPPINES		18,785,282
POLAND - 0.4%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA (b)	34,176	2,286,237
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (b)(c)(d)	505,588	6,088,332
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	583	3,389,707
TOTAL CONSUMER DISCRETIONARY		9,478,039
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(c)(d)	256,814	2,202,022
Zabka Group SA	211,747	1,802,512
TOTAL CONSUMER STAPLES		4,004,534
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	306,589	12,149,809
Financials - 0.3%
Banks - 0.2%
Bank Millennium SA (b)	329,308	1,821,236
Bank Polska Kasa Opieki SA	93,189	6,124,209
Erste Bank Polska SA	21,282	4,187,295
mBank SA (b)	6,677	2,415,635
Powszechna Kasa Oszczednosci Bank Polski SA	462,595	13,859,337
		28,407,712
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	297,752	5,665,470
TOTAL FINANCIALS		34,073,182
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	130,451	2,325,641
Construction & Engineering - 0.0%
Budimex SA	6,511	1,257,354
TOTAL INDUSTRIALS		3,582,995
Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	27,405	1,465,381
Materials - 0.0%
Metals & Mining - 0.0%
KGHM Polska Miedz SA	74,177	6,114,815
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (b)	468,819	1,268,791
TOTAL POLAND		74,423,783
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	148,687	2,976,518
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	216,865	4,925,136
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	4,336,031	5,325,100
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	1,558,128	8,031,497
TOTAL PORTUGAL		21,258,251
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	468,678	1,609,029
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	305,284	1,165,462
Qatar Gas Transport Co Ltd	1,416,471	1,606,709
TOTAL ENERGY		2,772,171
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	2,967,672	1,621,990
Commercial Bank PSQC/The	1,659,834	1,878,197
Dukhan Bank	921,148	822,228
Qatar International Islamic Bank QSC	523,162	1,554,686
Qatar Islamic Bank QPSC	863,351	5,136,002
Qatar National Bank QPSC	2,338,127	10,640,694
TOTAL FINANCIALS		21,653,797
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	800,018	2,315,899
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	2,932,715	881,183
Utilities - 0.0%
Multi-Utilities - 0.0%
Nebras Energy	222,869	904,698
TOTAL QATAR		30,136,777
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	315,567	2,904,757
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC (b)(f)	25,459	0
VK IPJSC GDR (b)(c)(f)	12,889	0
TOTAL COMMUNICATION SERVICES		0
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(f)	15,142	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(f)	3,422,762	0
Gazprom PJSC ADR (b)(f)	266,976	3
LUKOIL PJSC (b)(f)	135,807	0
LUKOIL PJSC ADR (b)(f)	625	0
Rosneft Oil Co PJSC (b)(f)	322,313	0
Rosneft Oil Co PJSC GDR (b)(c)(f)	56,929	1
Surgutneftegas PAO (b)(f)	1,105,600	0
Surgutneftegas PAO ADR (b)(f)	71,885	1
Tatneft PJSC (b)(f)	446,514	0
TOTAL ENERGY		5
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	3,621,326	0
VTB Bank PJSC (b)(f)	232,170	0
		0
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (b)(f)	524,685	0
TKS Holding MKPAO JSC (b)(f)	14,240	0
		0
TOTAL FINANCIALS		0
Materials - 0.0%
Chemicals - 0.0%
PhosAgro PJSC GDR cancellation restricted shares (b)(c)(f)	300	0
Metals & Mining - 0.0%
Alrosa PJSC (b)(f)	846,411	0
GMK Norilskiy Nickel PAO (b)(f)	1,810,200	0
GMK Norilskiy Nickel PAO ADR (United Kingdom) (b)(f)	27,948	0
Novolipetsk Steel PJSC (b)(f)	477,930	0
Polyus PJSC (b)(f)	110,750	0
Severstal PAO (b)(f)	60,348	0
Severstal PAO GDR (b)(c)(f)	9,813	0
United Co RUSAL International PJSC (Russia) (b)(f)	1,020,580	0
		0
TOTAL MATERIALS		0
Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (b)(f)	12,405,200	2
TOTAL RUSSIA		7
SAUDI ARABIA - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	1,063,436	12,215,851
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	199,532	3,302,067
TOTAL COMMUNICATION SERVICES		15,517,918
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jabal Omar Development Company (b)	308,226	1,313,171
Specialty Retail - 0.0%
Jarir Marketing Co	328,796	1,455,090
TOTAL CONSUMER DISCRETIONARY		2,768,261
Consumer Staples - 0.0%
Food Products - 0.0%
Almarai Co JSC	235,852	2,914,002
Energy - 0.1%
Energy Equipment & Services - 0.0%
Ades Holding Co	171,651	760,557
Oil, Gas & Consumable Fuels - 0.1%
Saudi Arabian Oil Co (c)(d)	3,194,456	22,524,084
TOTAL ENERGY		23,284,641
Financials - 0.5%
Banks - 0.4%
Al Rajhi Bank	1,556,382	25,922,432
Alinma Bank	768,545	4,780,512
Arab National Bank	472,746	2,731,617
Bank Al-Jazira	313,454	1,014,103
Bank AlBilad	387,397	2,536,571
Banque Saudi Fransi	639,469	3,364,641
Riyad Bank	1,026,337	5,558,699
Saudi Awwal Bank	524,355	4,724,850
Saudi Investment Bank/The	323,933	1,195,503
Saudi National Bank/The	1,560,559	16,289,153
		68,118,081
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	25,228	796,709
Insurance - 0.1%
Bupa Arabia for Cooperative Insurance Co	42,290	1,767,948
Co for Cooperative Insurance/The	37,538	1,225,445
		2,993,393
TOTAL FINANCIALS		71,908,183
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dr Sulaiman Al Habib Medical Services Group Co	44,287	2,771,254
Mouwasat Medical Services Co	50,263	832,475
TOTAL HEALTH CARE		3,603,729
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	18,730	862,812
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	12,617	721,979
Elm Co	12,912	2,331,071
TOTAL INFORMATION TECHNOLOGY		3,053,050
Materials - 0.1%
Chemicals - 0.1%
SABIC Agri-Nutrients Co	122,101	3,995,796
Saudi Basic Industries Corp	481,143	6,354,598
Yanbu National Petrochemical Co	145,851	1,192,285
		11,542,679
Metals & Mining - 0.0%
Saudi Arabian Mining Co (b)	619,077	9,330,251
TOTAL MATERIALS		20,872,930
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al Arkan Real Estate Development Co (b)	280,712	1,374,596
Makkah Construction & Development Co	52,174	1,138,506
TOTAL REAL ESTATE		2,513,102
Utilities - 0.0%
Electric Utilities - 0.0%
Saudi Energy Co	424,528	1,916,056
Independent Power and Renewable Electricity Producers - 0.0%
ACWA Power Co (b)	122,325	6,110,550
TOTAL UTILITIES		8,026,606
TOTAL SAUDI ARABIA		155,325,234
SINGAPORE - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	3,929,869	13,596,948
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Sea Ltd Class A ADR (b)	198,926	21,233,361
Financials - 0.7%
Banks - 0.7%
DBS Group Holdings Ltd	1,089,540	62,862,912
Oversea-Chinese Banking Corp Ltd	1,730,551	39,306,391
United Overseas Bank Ltd	639,409	21,624,234
		123,793,537
Capital Markets - 0.0%
Singapore Exchange Ltd	421,817	8,041,607
TOTAL FINANCIALS		131,835,144
Industrials - 0.1%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	819,524	6,439,646
Ground Transportation - 0.0%
Grab Holdings Ltd Class A (b)	1,280,453	4,481,586
Industrial Conglomerates - 0.1%
Keppel Ltd	749,420	6,693,039
Passenger Airlines - 0.0%
Singapore Airlines Ltd	784,468	4,705,870
TOTAL INDUSTRIALS		22,320,141
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	334,588	17,622,792
Real Estate - 0.0%
Diversified REITs - 0.0%
CapitaLand Integrated Commercial Trust	3,209,163	6,228,143
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	2,218,643	4,443,893
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	1,290,571	2,674,511
TOTAL REAL ESTATE		13,346,547
Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	462,500	1,989,253
TOTAL SINGAPORE		221,944,186
SOUTH AFRICA - 1.0%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	921,411	11,422,794
Vodacom Group Ltd	326,036	3,154,560
TOTAL COMMUNICATION SERVICES		14,577,354
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Naspers Ltd Class N	404,782	21,268,312
Specialty Retail - 0.0%
Pepkor Holdings Ltd (c)(d)	1,854,662	2,387,137
TOTAL CONSUMER DISCRETIONARY		23,655,449
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	176,359	4,837,820
Clicks Group Ltd	120,066	1,606,841
Shoprite Holdings Ltd	247,408	4,303,162
TOTAL CONSUMER STAPLES		10,747,823
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	452,492	6,236,636
Capitec Bank Holdings Ltd	46,073	13,155,456
Nedbank Group Ltd	225,116	3,807,972
Standard Bank Group Ltd	697,076	13,880,203
		37,080,267
Financial Services - 0.1%
FirstRand Ltd	2,674,054	15,992,373
Remgro Ltd	266,307	3,129,296
		19,121,669
Insurance - 0.0%
Discovery Ltd	290,766	4,624,310
OUTsurance Group Ltd	446,693	2,235,852
Sanlam Ltd	941,473	5,012,372
		11,872,534
TOTAL FINANCIALS		68,074,470
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	169,537	2,543,760
Materials - 0.4%
Chemicals - 0.0%
Sasol Ltd (b)	303,481	3,596,374
Metals & Mining - 0.4%
Anglo American PLC	560,702	28,383,578
Gold Fields Ltd	473,402	15,287,545
Harmony Gold Mining Co Ltd	304,425	4,803,261
Impala Platinum Holdings Ltd	473,101	5,159,730
Northam Platinum Holdings Ltd	187,586	2,686,030
Sibanye Stillwater Ltd (e)	1,481,879	3,202,658
Valterra Platinum Ltd	140,662	10,532,870
		70,055,672
TOTAL MATERIALS		73,652,046
TOTAL SOUTH AFRICA		193,250,902
SPAIN - 2.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	253,464	7,873,622
Telefonica SA	1,959,312	8,089,399
TOTAL COMMUNICATION SERVICES		15,963,021
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	232,572	14,353,642
Specialty Retail - 0.2%
Industria de Diseno Textil SA	576,137	37,600,797
TOTAL CONSUMER DISCRETIONARY		51,954,439
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	584,398	17,836,431
Financials - 1.2%
Banks - 1.2%
Banco Bilbao Vizcaya Argentaria SA	2,975,730	83,415,399
Banco de Sabadell SA	2,533,887	9,715,490
Banco Santander SA	7,564,325	107,581,906
Bankinter SA	334,798	6,150,132
CaixaBank SA	1,853,522	26,924,904
		233,787,831
Insurance - 0.0%
Mapfre SA	479,572	2,452,084
TOTAL FINANCIALS		236,239,915
Industrials - 0.1%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA	94,666	12,040,800
Transportation Infrastructure - 0.1%
Aena SME SA (c)(d)	395,144	12,157,017
TOTAL INDUSTRIALS		24,197,817
Information Technology - 0.0%
IT Services - 0.0%
Indra Sistemas SA	40,078	2,625,065
Utilities - 0.5%
Electric Utilities - 0.5%
Acciona SA	13,138	3,614,810
Endesa SA (e)	164,758	8,048,006
Iberdrola SA	3,272,359	77,923,204
Redeia Corp SA	213,133	3,759,037
		93,345,057
Gas Utilities - 0.0%
Naturgy Energy Group SA	218,057	7,274,353
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renewables SA	166,569	2,583,463
TOTAL UTILITIES		103,202,873
TOTAL SPAIN		452,019,561
SWEDEN - 1.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	1,258,517	5,839,122
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	287,792	4,985,732
TOTAL COMMUNICATION SERVICES		10,824,854
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Evolution AB (b)(d)	65,439	5,004,377
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	226,763	4,152,879
TOTAL CONSUMER DISCRETIONARY		9,157,256
Consumer Staples - 0.0%
Household Products - 0.0%
Essity AB B Shares	302,807	8,814,990
Financials - 0.5%
Banks - 0.2%
Skandinaviska Enskilda Banken AB A Shares	773,055	18,128,498
Svenska Handelsbanken AB A Shares	719,471	11,001,121
Swedbank AB A1 Shares	433,378	17,340,217
		46,469,836
Capital Markets - 0.0%
EQT AB	228,779	7,777,169
Financial Services - 0.3%
Industrivarden AB A Shares	59,879	3,452,308
Industrivarden AB C Shares	79,206	4,530,003
Investor AB B Shares	913,001	39,407,218
L E Lundbergforetagen AB B Shares	37,569	2,254,803
		49,644,332
TOTAL FINANCIALS		103,891,337
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	93,471	4,619,463
Industrials - 1.0%
Aerospace & Defense - 0.1%
Saab AB B Shares	169,498	10,650,885
Building Products - 0.1%
Assa Abloy AB B Shares	515,675	19,134,526
Nibe Industrier AB B Shares	740,265	2,965,040
		22,099,566
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	250,254	4,021,010
Construction & Engineering - 0.0%
Skanska AB B Shares	172,992	4,845,200
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	71,047	1,496,716
Lifco AB B Shares	112,755	3,836,573
		5,333,289
Machinery - 0.8%
Alfa Laval AB	153,605	9,091,573
Atlas Copco AB A Shares	1,324,918	27,995,289
Atlas Copco AB B Shares	791,379	14,614,690
Epiroc AB A Shares	327,124	8,386,358
Epiroc AB B Shares	202,237	4,430,346
Indutrade AB	143,309	3,593,937
Sandvik AB	547,864	20,487,231
SKF AB B Shares	179,315	4,854,698
Trelleborg AB B Shares	103,675	4,601,148
Volvo AB B Shares	820,240	31,375,611
		129,430,881
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	136,143	4,955,490
Beijer Ref AB B Shares	226,443	3,186,591
		8,142,081
TOTAL INDUSTRIALS		184,522,912
Information Technology - 0.1%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	1,398,330	13,754,933
Electronic Equipment, Instruments & Components - 0.0%
Hexagon AB B Shares	1,102,466	10,881,969
TOTAL INFORMATION TECHNOLOGY		24,636,902
Materials - 0.1%
Metals & Mining - 0.1%
Boliden AB	150,599	7,540,863
Paper & Forest Products - 0.0%
Svenska Cellulosa AB SCA B Shares	309,040	3,513,219
TOTAL MATERIALS		11,054,082
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Fastighets AB Balder B Shares (b)	362,367	1,984,947
Sagax AB B Shares	113,175	1,988,425
TOTAL REAL ESTATE		3,973,372
TOTAL SWEDEN		361,495,168
SWITZERLAND - 3.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Swisscom AG	13,709	10,547,341
Consumer Discretionary - 0.4%
Specialty Retail - 0.0%
Avolta AG	48,147	2,878,874
Textiles, Apparel & Luxury Goods - 0.4%
Cie Financiere Richemont SA Series A	283,980	67,116,386
Swatch Group AG/The (e)	831	37,107
Swatch Group AG/The bearer shares	14,853	3,320,784
		70,474,277
TOTAL CONSUMER DISCRETIONARY		73,353,151
Consumer Staples - 0.8%
Food Products - 0.8%
Barry Callebaut AG	1,870	2,606,827
Chocoladefabriken Lindt & Spruengli AG	501	5,782,580
Chocoladefabriken Lindt & Spruengli AG participation certificates	53	6,234,523
Nestle SA	1,360,840	136,017,413
TOTAL CONSUMER STAPLES		150,641,343
Financials - 1.0%
Banks - 0.0%
Banque Cantonale Vaudoise	15,783	2,479,363
Capital Markets - 0.6%
Julius Baer Group Ltd	109,057	9,588,358
Partners Group Holding AG	11,326	9,414,400
UBS Group AG	1,676,822	88,253,789
		107,256,547
Insurance - 0.4%
Helvetia Baloise Holding AG	40,809	10,943,647
Swiss Life Holding AG	14,720	17,384,694
Zurich Insurance Group AG	78,995	60,172,718
		88,501,059
TOTAL FINANCIALS		198,236,969
Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	25,739	7,004,243
Straumann Holding AG	59,102	7,319,209
		14,323,452
Life Sciences Tools & Services - 0.1%
Lonza Group AG	37,116	25,810,644
Pharmaceuticals - 0.2%
Galderma Group AG	97,505	21,218,209
Sandoz Group AG	221,166	17,989,828
		39,208,037
TOTAL HEALTH CARE		79,342,133
Industrials - 0.7%
Building Products - 0.1%
Belimo Holding AG	5,149	5,349,941
Geberit AG	17,108	11,262,141
		16,612,082
Electrical Equipment - 0.4%
ABB Ltd	828,649	81,753,630
Machinery - 0.1%
Schindler Holding AG	10,592	3,242,649
Schindler Holding AG participation certificate	21,163	6,664,729
VAT Group AG (c)(d)	14,299	10,647,533
		20,554,911
Marine Transportation - 0.0%
Kuehne + Nagel International AG	25,560	6,503,423
Professional Services - 0.1%
SGS SA	87,735	10,394,283
TOTAL INDUSTRIALS		135,818,329
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	76,699	7,787,067
Materials - 0.3%
Chemicals - 0.3%
DSM-Firmenich AG (e)	87,408	9,423,263
EMS-Chemie Holding AG	3,707	3,748,497
Givaudan SA	4,886	19,521,035
Sika AG	80,839	18,188,018
TOTAL MATERIALS		50,880,813
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	42,754	6,970,100
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	10,286	1,703,624
TOTAL SWITZERLAND		715,280,870
TAIWAN - 8.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	2,017,000	8,676,020
Entertainment - 0.0%
International Games System Co Ltd	121,000	2,896,981
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	926,000	3,007,447
Taiwan Mobile Co Ltd	908,600	3,157,062
		6,164,509
TOTAL COMMUNICATION SERVICES		17,737,510
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hotai Motor Co Ltd	145,220	2,493,424
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	271,000	1,877,499
Food Products - 0.0%
Uni-President Enterprises Corp	2,567,080	5,840,160
TOTAL CONSUMER STAPLES		7,717,659
Financials - 0.8%
Banks - 0.5%
Chang Hwa Commercial Bank Ltd	3,690,891	2,870,766
CTBC Financial Holding Co Ltd	8,853,579	17,679,375
E.Sun Financial Holding Co Ltd	7,537,962	8,994,793
First Financial Holding Co Ltd	5,853,134	6,652,598
Hua Nan Financial Holdings Co Ltd	4,799,829	6,450,168
Mega Financial Holding Co Ltd	6,098,193	10,000,640
Shanghai Commercial & Savings Bank Ltd/The	1,975,619	2,771,844
SinoPac Financial Holdings Co Ltd	6,398,284	7,983,259
Taiwan Business Bank	3,675,057	2,063,382
Taiwan Cooperative Financial Holding Co Ltd	5,846,565	4,984,258
TS Financial Holding Co Ltd	11,302,887	12,451,440
		82,902,523
Financial Services - 0.1%
Chailease Holding Co Ltd	791,391	2,718,062
Yuanta Financial Holding Co Ltd	5,651,374	11,795,309
		14,513,371
Insurance - 0.2%
Cathay Financial Holding Co Ltd	5,047,869	15,717,679
Fubon Financial Holding Co Ltd	4,447,749	17,736,833
KGI Financial Holding Co Ltd	8,099,950	7,656,235
		41,110,747
TOTAL FINANCIALS		138,526,641
Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp	167,614	5,455,628
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (b)	484,000	1,533,967
TOTAL HEALTH CARE		6,989,595
Industrials - 0.1%
Electrical Equipment - 0.1%
Bizlink Holding Inc	92,000	5,860,286
Fortune Electric Co Ltd (b)	73,650	1,592,382
		7,452,668
Marine Transportation - 0.0%
Evergreen Marine Corp Taiwan Ltd	563,248	3,541,453
Wan Hai Lines Ltd	347,360	906,487
Yang Ming Marine Transport Corp	899,000	1,407,082
		5,855,022
Passenger Airlines - 0.0%
Eva Airways Corp	1,441,000	1,923,440
TOTAL INDUSTRIALS		15,231,130
Information Technology - 7.4%
Communications Equipment - 0.1%
Accton Technology Corp	267,000	17,314,174
Electronic Equipment, Instruments & Components - 1.0%
Chroma ATE Inc	191,000	12,005,352
Delta Electronics Inc	1,029,621	50,678,420
E Ink Holdings Inc	418,000	2,419,800
Elite Material Co Ltd	152,000	21,830,145
Gold Circuit Electronics Ltd	174,000	4,172,413
Hon Hai Precision Industry Co Ltd	6,462,990	49,380,824
Innolux Corp	3,920,119	5,382,293
Largan Precision Co Ltd	49,000	6,077,236
Lotes Co Ltd	44,000	2,480,969
Unimicron Technology Corp	708,532	16,631,990
Yageo Corp	823,112	12,394,662
Zhen Ding Technology Holding Ltd	397,302	4,987,246
		188,441,350
Semiconductors & Semiconductor Equipment - 5.9%
Alchip Technologies Ltd	41,000	3,785,802
ASE Technology Holding Co Ltd	1,763,840	30,113,038
ASPEED Technology Inc	17,600	7,690,291
eMemory Technology Inc	33,000	2,480,526
Global Unichip Corp	46,000	5,269,963
Globalwafers Co Ltd	138,000	3,487,250
Hon Precision Inc	43,000	7,979,442
Jentech Precision Industrial Co Ltd	46,000	4,766,908
King Yuan Electronics Co Ltd	616,350	4,164,871
MediaTek Inc	762,970	81,315,200
MPI Corp	45,000	7,166,238
Novatek Microelectronics Corp	303,000	4,791,016
Realtek Semiconductor Corp	260,090	5,395,940
Taiwan Semiconductor Manufacturing Co Ltd	13,019,000	963,401,068
United Microelectronics Corp	5,987,000	22,408,359
Vanguard International Semiconductor Corp	637,581	2,924,270
		1,157,140,182
Technology Hardware, Storage & Peripherals - 0.4%
Advantech Co Ltd	249,411	4,250,363
Asia Vital Components Co Ltd	171,000	12,031,642
Asustek Computer Inc	355,000	8,812,533
Gigabyte Technology Co Ltd (b)	283,000	2,922,052
Inventec Corp	1,313,280	2,466,984
King Slide Works Co Ltd	30,000	7,191,986
Lite-On Technology Corp	1,043,910	6,618,628
Pegatron Corp	1,055,000	2,731,162
Quanta Computer Inc	1,431,000	12,735,954
Wistron Corp	1,607,000	8,622,338
Wiwynn Corp	54,000	8,795,697
		77,179,339
TOTAL INFORMATION TECHNOLOGY		1,440,075,045
Materials - 0.1%
Chemicals - 0.1%
Formosa Chemicals & Fibre Corp	1,793,590	3,124,698
Formosa Plastics Corp	2,001,480	3,366,999
Nan Ya Plastics Corp	2,515,780	11,958,859
		18,450,556
Construction Materials - 0.0%
TCC Group Holdings Co Ltd	3,314,612	2,483,012
Metals & Mining - 0.0%
China Steel Corp	6,167,426	3,610,078
TOTAL MATERIALS		24,543,646
TOTAL TAIWAN		1,653,314,650
THAILAND - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
True Corp PCL	2,315,130	994,953
True Corp PCL depository receipt	3,197,571	1,374,192
		2,369,145
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	213,700	2,426,122
Advanced Info Service PCL depository receipt	297,200	3,374,092
		5,800,214
TOTAL COMMUNICATION SERVICES		8,169,359
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL	921,098	648,462
Minor International PCL depository receipt	634,300	446,553
TOTAL CONSUMER DISCRETIONARY		1,095,015
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
CP ALL PCL	1,064,300	1,525,092
CP ALL PCL depository receipt	1,690,000	2,421,692
		3,946,784
Food Products - 0.0%
Charoen Pokphand Foods PCL	706,700	474,069
Charoen Pokphand Foods PCL depository receipt	1,146,100	768,829
		1,242,898
TOTAL CONSUMER STAPLES		5,189,682
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
PTT Exploration & Production PCL	281,144	1,258,462
PTT Exploration & Production PCL depository receipt	357,200	1,598,907
PTT PCL	2,584,300	2,977,540
PTT PCL depository receipt	2,674,600	3,081,580
TOTAL ENERGY		8,916,489
Financials - 0.0%
Banks - 0.0%
Kasikornbank PCL depository receipt	306,800	2,237,266
Krung Thai Bank PCL	750,755	991,225
Krung Thai Bank PCL depository receipt	1,057,300	1,395,959
SCB X PCL	94,050	429,897
SCB X PCL depository receipt	361,300	1,651,483
TMBThanachart Bank PCL depository receipt	13,275,100	1,212,726
TOTAL FINANCIALS		7,918,556
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Dusit Medical Services PCL	2,030,000	1,165,272
Bangkok Dusit Medical Services PCL depository receipt	3,619,900	2,077,915
Bumrungrad Hospital Pcl	104,400	585,007
Bumrungrad Hospital Pcl depository receipt	192,000	1,075,875
TOTAL HEALTH CARE		4,904,069
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	831,400	1,578,128
Airports of Thailand PCL depository receipt	1,242,700	2,358,842
TOTAL INDUSTRIALS		3,936,970
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Thailand PCL depository receipt	1,648,900	13,493,903
Materials - 0.0%
Construction Materials - 0.0%
Siam Cement PCL/The	135,700	1,029,257
Siam Cement PCL/The depository receipt	253,400	1,921,989
TOTAL MATERIALS		2,951,246
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	452,800	931,257
Central Pattana PCL depository receipt	593,000	1,219,601
TOTAL REAL ESTATE		2,150,858
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Gulf Development PCL	553,694	1,103,147
Gulf Development PCL depository receipt	1,407,258	2,803,738
TOTAL UTILITIES		3,906,885
TOTAL THAILAND		62,633,032
TURKEY - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	581,951	1,224,064
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	469,416	3,855,101
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	510,092	3,169,373
Financials - 0.0%
Banks - 0.0%
Akbank TAS	1,660,161	2,215,004
Haci Omer Sabanci Holding AS	598,323	1,063,965
Turkiye Is Bankasi AS Class C	4,440,659	1,165,330
Yapi ve Kredi Bankasi AS (b)	1,733,225	1,194,906
TOTAL FINANCIALS		5,639,205
Industrials - 0.1%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	607,335	4,374,282
Industrial Conglomerates - 0.0%
KOC Holding AS	368,399	1,526,508
Passenger Airlines - 0.0%
Turk Hava Yollari AO	281,873	1,862,594
TOTAL INDUSTRIALS		7,763,384
Materials - 0.0%
Metals & Mining - 0.0%
Eregli Demir ve Celik Fabrikalari TAS	1,803,706	1,614,724
TOTAL TURKEY		23,265,851
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	1,845,051	10,227,400
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	1,527,399	1,663,379
Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	1,371,723	2,173,544
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Gas PLC	3,681,666	3,307,786
ADNOC Logistics & Services	853,083	1,439,999
		4,747,785
TOTAL ENERGY		6,921,329
Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	1,683,809	6,876,432
Abu Dhabi Islamic Bank PJSC	780,538	4,509,397
Dubai Islamic Bank PJSC	1,533,927	3,036,115
Emirates NBD Bank PJSC	993,962	8,172,516
First Abu Dhabi Bank PJSC	2,344,923	12,385,382
TOTAL FINANCIALS		34,979,842
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Arabia PJSC	1,229,462	1,640,175
Transportation Infrastructure - 0.0%
Salik Co PJSC	954,757	1,382,877
TOTAL INDUSTRIALS		3,023,052
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	2,061,818	4,170,789
Emaar Development PJSC	438,316	1,546,576
Emaar Properties PJSC	3,288,417	9,848,241
TOTAL REAL ESTATE		15,565,606
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	3,206,679	2,392,132
TOTAL UNITED ARAB EMIRATES		74,772,740
UNITED KINGDOM - 6.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	3,038,832	8,244,414
Media - 0.0%
Informa PLC	676,512	8,076,450
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC	9,755,612	15,482,061
TOTAL COMMUNICATION SERVICES		31,802,925
Consumer Discretionary - 0.2%
Broadline Retail - 0.1%
Next PLC	60,768	12,158,066
Diversified Consumer Services - 0.0%
Pearson PLC	252,396	4,259,094
Hotels, Restaurants & Leisure - 0.1%
Compass Group PLC	898,962	28,506,085
Specialty Retail - 0.0%
Kingfisher PLC	890,632	3,715,663
TOTAL CONSUMER DISCRETIONARY		48,638,908
Consumer Staples - 1.3%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	106,121	11,616,005
Diageo PLC	1,176,959	25,855,829
		37,471,834
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	897,221	4,345,971
Marks & Spencer Group PLC	1,098,576	6,005,226
Tesco PLC	3,374,735	22,213,042
		32,564,239
Food Products - 0.0%
Associated British Foods PLC	150,448	4,226,762
Household Products - 0.1%
Reckitt Benckiser Group PLC	339,097	23,932,579
Personal Care Products - 0.4%
Unilever PLC	1,154,541	73,460,656
Tobacco - 0.4%
British American Tobacco PLC	1,060,970	64,359,442
Imperial Brands PLC	391,988	14,876,289
		79,235,731
TOTAL CONSUMER STAPLES		250,891,801
Financials - 2.3%
Banks - 1.8%
Barclays PLC	7,230,377	49,698,255
HSBC Holdings PLC	9,077,335	193,304,671
Lloyds Banking Group PLC	30,942,463	47,825,196
NatWest Group PLC	4,217,684	39,783,858
Standard Chartered PLC	940,776	27,816,496
		358,428,476
Capital Markets - 0.3%
3i Group PLC	514,575	19,809,999
London Stock Exchange Group PLC	235,622	26,505,711
Schroders PLC	422,946	3,354,600
		49,670,310
Financial Services - 0.0%
M&G PLC	1,194,012	5,752,996
Wise Group PLC Class A (United Kingdom)	382,306	4,563,080
		10,316,076
Insurance - 0.2%
Admiral Group PLC	137,914	7,011,152
Aviva PLC	1,603,206	15,004,731
Legal & General Group PLC	2,775,746	11,237,999
Standard Life PLC	371,477	4,621,074
		37,874,956
TOTAL FINANCIALS		456,289,818
Health Care - 1.0%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC	406,705	6,362,071
Pharmaceuticals - 1.0%
Astrazeneca PLC	799,022	136,031,722
GSK PLC	2,143,162	55,728,346
		191,760,068
TOTAL HEALTH CARE		198,122,139
Industrials - 1.1%
Aerospace & Defense - 0.8%
BAE Systems PLC	1,547,749	43,815,742
Melrose Industries PLC	655,544	4,013,783
Rolls-Royce Holdings PLC	4,437,493	88,526,470
		136,355,995
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	1,337,168	6,158,003
Verisure PLC (b)	120,570	1,497,410
		7,655,413
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	1,416,893	13,275,268
Smiths Group PLC	161,287	5,743,036
		19,018,304
Machinery - 0.0%
Spirax Group PLC	38,498	3,603,460
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA (Spain)	611,737	3,565,216
Professional Services - 0.2%
Intertek Group PLC	81,615	6,423,802
RELX PLC	944,204	33,209,504
		39,633,306
Trading Companies & Distributors - 0.0%
Bunzl PLC	171,764	6,486,488
TOTAL INDUSTRIALS		216,318,182
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	196,266	9,337,468
Software - 0.0%
Sage Group PLC/The	492,861	6,464,514
TOTAL INFORMATION TECHNOLOGY		15,801,982
Real Estate - 0.0%
Diversified REITs - 0.0%
Land Securities Group PLC	402,263	3,831,528
Industrial REITs - 0.0%
Segro PLC	645,258	8,392,088
TOTAL REAL ESTATE		12,223,616
Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	641,125	20,255,342
Multi-Utilities - 0.2%
Centrica PLC	2,420,590	5,056,643
National Grid PLC	2,624,005	41,999,439
		47,056,082
Water Utilities - 0.1%
Severn Trent PLC	141,728	5,764,800
United Utilities Group PLC	392,027	7,307,141
		13,071,941
TOTAL UTILITIES		80,383,365
TOTAL UNITED KINGDOM		1,310,472,736
UNITED STATES - 4.6%
Communication Services - 0.2%
Entertainment - 0.2%
Spotify Technology SA (b)	77,557	38,773,847
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Stellantis NV (Italy) (b)	1,075,766	6,155,458
Hotels, Restaurants & Leisure - 0.1%
InterContinental Hotels Group PLC	75,479	12,129,475
TOTAL CONSUMER DISCRETIONARY		18,284,933
Consumer Staples - 0.0%
Food Products - 0.0%
JBS NV Class A	169,748	2,379,867
Energy - 1.0%
Energy Equipment & Services - 0.0%
Tenaris SA	168,875	4,844,961
Oil, Gas & Consumable Fuels - 1.0%
BP PLC	8,298,422	62,347,415
Shell PLC	2,966,550	135,784,054
		198,131,469
TOTAL ENERGY		202,976,430
Financials - 0.2%
Insurance - 0.2%
Aegon Ltd	647,441	6,152,895
Swiss Re AG	158,003	26,355,006
TOTAL FINANCIALS		32,507,901
Health Care - 2.2%
Biotechnology - 0.1%
BeOne Medicines Ltd H Shares (b)	421,971	10,438,434
Legend Biotech Corp ADR (b)	36,515	677,353
		11,115,787
Health Care Equipment & Supplies - 0.1%
Alcon AG	264,259	18,102,126
Life Sciences Tools & Services - 0.0%
QIAGEN NV (Germany)	109,862	4,525,272
Pharmaceuticals - 2.0%
Haleon PLC	4,707,860	23,047,613
Novartis AG	967,087	151,244,569
Roche Holding AG	370,521	162,058,539
Roche Holding AG bearer shares	16,094	7,138,733
Sanofi SA	576,461	49,640,027
		393,129,481
TOTAL HEALTH CARE		426,872,666
Industrials - 0.8%
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares	130,221	5,377,532
Construction & Engineering - 0.1%
Ferrovial NV	250,689	16,402,514
Electrical Equipment - 0.5%
Schneider Electric SE	289,886	97,397,524
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	1,355	3,532,783
AP Moller - Maersk A/S Series B	1,706	4,580,829
		8,113,612
Professional Services - 0.1%
Experian PLC	477,298	18,008,318
Trading Companies & Distributors - 0.1%
Sunbelt Rentals Holdings Inc (United Kingdom)	217,578	15,518,300
TOTAL INDUSTRIALS		160,817,800
Information Technology - 0.0%
Software - 0.0%
Octave Intelligence PLC depository receipt	113,072	2,026,989
Materials - 0.1%
Construction Materials - 0.1%
Buzzi SpA	40,624	1,925,821
Holcim AG	269,631	24,489,016
		26,414,837
Metals & Mining - 0.0%
Aura Minerals Inc (e)	17,528	956,503
TOTAL MATERIALS		27,371,340
TOTAL UNITED STATES		912,011,773
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (b)	364,710	10,109,948
TOTAL COMMON STOCKS (Cost $12,552,940,948)		19,338,509,797

Non-Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA non-voting shares	235,332	5,556,933
FRANCE - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Air Liquide SA	78,160	15,398,187
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Dr Ing hc F Porsche AG (c)	57,408	2,810,489
Porsche Automobil Holding SE	80,376	2,667,769
Volkswagen AG non-voting shares	109,166	9,434,347
TOTAL CONSUMER DISCRETIONARY		14,912,605
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA non-voting shares	79,904	6,967,725
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	13,228	3,325,343
TOTAL GERMANY		25,205,673
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co non-voting shares	11,318	1,529,755
Hyundai Motor Co Series 2	18,403	2,504,748
TOTAL CONSUMER DISCRETIONARY		4,034,503
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd non-voting shares	426,667	52,975,574
TOTAL KOREA (SOUTH)		57,010,077
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (b)(f)	2,913,333	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $68,512,262)		103,170,870

U.S. Treasury Obligations - 0.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (h) (Cost $18,082,212)	3.64	18,104,000	18,085,871

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	204,303,443	204,344,304
Fidelity Securities Lending Cash Central Fund (i)(j)	3.72	72,628,121	72,635,384
TOTAL MONEY MARKET FUNDS (Cost $276,978,236)			276,979,688

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $12,916,513,658)	19,736,746,226
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(11,045,045)
NET ASSETS - 100.0%	19,725,701,181

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI EAFE Index Contracts (United States)	1,047	9/2026	166,593,405	2,683,346
ICE MSCI Emerging Markets Index Contracts (United States)	1,101	9/2026	90,408,615	(2,025,584)
TME S&P/TSX 60 Index Contracts (Canada)	79	9/2026	23,494,026	270,812
TOTAL LONG				928,574

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $356,051,263 or 1.8% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $342,676,118 or 1.7% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,576,394.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $90,193,659.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	306,158,146	2,353,133,080	2,454,934,888	9,098,830	(13,485)	1,451	204,344,304	204,303,443
Fidelity Securities Lending Cash Central Fund	79,513,881	549,271,229	556,147,894	1,709,071	(1,832)	-	72,635,384	72,628,121
	385,672,027	2,902,404,309	3,011,082,782	10,807,901	(15,317)	1,451	276,979,688

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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